UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 75.6%
Certificates of Deposit — 15.7%
Bank of Montreal 0.31% due 10/18/10	$100,000	$100,000
BNP Paribas New York Branch 0.56% due 10/07/10	200,000	200,000
Citibank NA 0.28% due 01/10/11	200,000	200,000
Credit Agricole Corp. and Investment Bank, New York Branch 0.50% due 03/03/11	100,000	100,000
DnB NOR Bank ASA New York Branch 0.35% due 02/16/11	100,000	100,000
Rabobank Nederland New York Branch 0.33% due 03/08/11	100,000	100,000
Royal Bank of Scotland 0.49% due 03/01/11	100,000	100,000
Societe Generale New York Branch 0.39% due 03/15/11	100,000	100,000
Toronto-Dominion Bank 0.35% due 10/13/10	100,000	100,000
UBS AG Stamford Branch 0.33% due 03/02/11	100,000	100,000
UBS AG Stamford Branch 0.52% due 11/04/10 FRN	100,000	100,000

Total Certificates of Deposit (amortized cost $1,300,000)		1,300,000

COMMERCIAL PAPER — 7.3%
Bank of America Corp. 0.30% due 01/11/11	200,000	199,830
Bank of America Corp. 0.41% due 10/07/10	200,000	199,986
General Electric Capital Corp. 0.47% due 12/16/10	200,000	199,802

Total Commercial Paper (amortized cost $599,618)		599,618

U.S. GOVERNMENT AGENCIES — 52.6%
Federal Home Loan Bank Disc. Notes 0.20% due 11/03/10	200,000	199,963
Federal Home Loan Mtg. Corp.
Disc. Notes
0.16% due 10/26/10	569,000	568,939
0.20% due 10/27/10	235,000	234,966
0.22% due 11/29/10	300,000	299,894
0.23% due 10/05/10	500,000	499,987
0.25% due 10/06/10	200,000	199,993
0.27% due 03/01/11	400,000	399,547
Federal National Mtg. Assoc.
Disc. Notes
0.20% due 11/15/10	300,000	299,925
0.20% due 12/01/10	310,000	309,895
0.20% due 12/20/10	390,000	389,827
0.20% due 01/18/11	398,000	397,759
0.25% due 12/15/10	200,000	199,896
0.25% due 12/22/10	250,000	249,858
0.36% due 02/14/11	100,000	99,864

Total U.S. Government Agencies (amortized cost $4,350,313)		4,350,313

Total Short-Term Investment Securities — 75.6% (amortized cost $6,249,931)		6,249,931

REPURCHASE AGREEMENTS — 24.8%
Bank of America Joint Repurchase Agreement(1)	1,195,000	1,195,000
UBS Securities LLC Joint Repurchase Agreement(1)	855,000	855,000

Total Repurchase Agreements (amortized cost $2,050,000)		2,050,000

Total Investments (amortized cost $8,299,931)(2)	100.4%	8,299,931
Liabilities in excess of other assets	(0.4)	(31,415)

NET ASSETS	100.0%	$8,268,516

(1)	See Note 2 for details on Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
FRN — Floating Rate Notes
The rates shown on FRN are the current interest rates at September 30, 2010.
The dates shown on debt obligations are the original maturity dates.

Industry Allocation*
U.S. Government Agencies	52.6%
Repurchase Agreements	24.8
Diversified Banking Institutions	13.4
Commercial Banks	7.2
Diversified Financial Services	2.4

100.4%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

		Level 2-	Level 3-
	Level 1 -	Other	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$1,300,000	$—	$1,300,000
Commercial Paper	—	599,618	—	599,618
U.S. Government Agencies	—	4,350,313	—	4,350,313
Repurchase Agreements	—	2,050,000	—	2,050,000

Total	$—	$8,299,931	$—	$8,299,931

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.93% due 05/10/45(1)(2)	$3,000,000	$3,290,593
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	3,026,714
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	5,332,619
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,413,383
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.62% due 03/11/39(1)(2)	3,870,000	4,271,379
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	627,955	628,782
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	2,919,091	2,924,361
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,937,808
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	4,700,000	5,175,192
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	4,500,000	4,986,108
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	381,186	386,622
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	1,691,539	1,729,087
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	258,227	267,233
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	4,700,000	5,126,464
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,578,973
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(1)(2)	4,650,000	5,104,644

Total Asset Backed Securities (cost $54,471,206)		59,179,962

U.S. CORPORATE BONDS & NOTES — 19.0%
Aerospace/Defense — 0.3%
The Boeing Co. Senior Notes 3.75% due 11/20/16	3,285,000	3,575,043

Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,482,256	2,680,836

Banks-Fiduciary — 0.5%
The Bank of New York Mellon Corp., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,243,350

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,315,384

Banks-Super Regional — 0.3%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	486,150
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,260,910

		3,747,060

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,319,650

Diversified Banking Institutions — 3.5%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	9,000,000	9,377,946
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,331,700
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,827,682
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	328,428
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,647,353
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,827,236
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,697,148
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,928,475
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	5,273,030

		40,238,998

Diversified Financial Services — 3.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	3,124,425
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	10,064,695
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,255,110
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,800,069
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,558,695

		35,802,994

Electric-Integrated — 0.7%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	2,055,784
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	749,887
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,753,059
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,448,039

		8,006,769

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 2.75% due 06/24/15	2,250,000	2,356,956

Finance-Consumer Loans — 0.5%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	5,000,000	5,265,555
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	797,524

		6,063,079

Finance-Investment Banker/Broker — 0.6%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	6,300,000	6,765,822

Finance-Other Services — 0.4%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,271,499

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,990,330

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,362,691

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	3,028,660

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,987,640

Medical-Drugs — 0.6%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,196,916
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	3,078,137

		7,275,053

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,527,293

Retail-Discount — 0.8%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,496,059
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	5,226,280

		8,722,339

Schools — 1.1%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,674,250
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,419,950

		12,094,200

Sovereign Agency — 0.9%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	9,400,000	9,792,488

Special Purpose Entity — 0.4%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,504,950	4,766,417

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	486,062

Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,499,915

		5,985,977

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,424,827
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,127,650
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,440,661
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,870,781

		11,863,919

Transport-Services — 1.0%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,315,398	3,766,581
United Parcel Service, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	7,090,405

		10,856,986

Total U.S. Corporate Bonds & Notes (cost $199,529,027)		216,641,433

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Banks-Commercial — 1.0%
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,561,469
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,737,549
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,661,148
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,279,846

		11,240,012

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,563,508

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,360,863

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,476,910

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,158,322
Shell International Finance BV Company Guar. Notes 3.25% due 09/22/15	3,000,000	3,188,478
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	2,889,500

		9,236,300

Special Purpose Entity — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	3,089,208

Total Foreign Corporate Bonds & Notes (cost $31,037,582)		34,966,801

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,836,125

MUNICIPAL BONDS & NOTES — 2.7%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	5,700,000	6,735,519
Bay Area Toll Authority Revenue Bonds 6.26% due 04/01/49	2,400,000	2,678,808
Irvine Ranch, California Water District 2.61% due 03/15/14	2,500,000	2,596,675
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,432,447
North Texas Thruway Authority Revenue Bonds 6.72% due 01/01/49	3,450,000	3,766,641
Oregon School Boards Assoc. General Obligation 4.76% due 06/30/28	2,800,000	2,667,392
San Antonio, Texas Electric & Gas 5.99% due 02/01/39	885,000	1,049,088
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	3,113,861
University of California Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	1,868,945
University of Missouri System Revenue Bonds 5.96% due 11/01/39	2,170,000	2,503,854

Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,746,150

Total Municipal Bonds & Notes (cost $29,125,430)		31,159,380

U.S. GOVERNMENT AGENCIES — 46.5%
Federal Farm Credit Bank — 2.2%
Federal Farm Credit Bank 4.88% due 01/14/11*	24,800,000	25,095,415

Federal Home Loan Bank — 2.3%
4.88% due 11/18/11	11,375,000	11,948,653
5.13% due 08/14/13	13,000,000	14,611,740

		26,560,393

Federal Home Loan Mtg. Corp. — 16.6%
4.50% due 08/01/35	607,372	636,324
4.50% due 09/01/35	64,690	67,774
4.50% due 10/01/35	2,564,734	2,685,267
4.50% due 12/01/35	2,861,881	2,998,299
4.50% due 02/01/39	26,959,283	28,091,756
4.50% due 03/01/39	6,356,438	6,617,717
4.50% due October TBA	13,800,000	14,349,847
5.00% due 03/01/23	11,898,163	12,625,991
5.00% due 06/01/25	12,094,370	12,855,668
5.00% due 11/01/35	495,179	523,345
6.00% due 01/01/36	8,019,774	8,653,189
6.00% due 03/01/37	2,682,502	2,890,179
6.00% due 04/01/37	9,605,382	10,316,004
6.00% due 09/01/37	7,793,073	8,540,090
6.00% due 12/01/39	804,145	863,083
6.00% due October TBA	71,500,000	76,719,270
7.50% due 05/01/27	4,698	5,344

		189,439,147

Federal National Mtg. Assoc. — 20.0%
3.50% due October TBA	5,550,000	5,669,054
3.88% due 07/12/13	6,800,000	7,381,869
4.00% due October TBA	31,000,000	32,085,304
4.50% due 04/01/35	374,594	393,445
4.50% due 08/01/35	2,805,543	2,946,727
4.50% due 09/01/35	9,594,410	10,077,233
4.50% due 12/01/35	42,508	44,647
4.50% due 03/01/38	2,744,020	2,862,387
4.50% due 04/01/38	694,776	724,747
4.50% due 09/01/38	408,113	425,717
4.50% due 01/01/39	80,260	83,700
4.50% due 02/01/39	11,611,701	12,110,663
4.50% due 03/01/39	1,233,274	1,285,895
5.00% due 01/01/17	69,441	74,023
5.00% due 02/01/17	32,422	34,562
5.00% due 10/01/17	3,354,971	3,580,570
5.00% due 11/01/17	480,842	513,175
5.00% due 12/01/17	242,537	258,846
5.00% due 01/01/18	595,449	635,490
5.00% due 02/01/18	1,259,435	1,344,125
5.00% due 05/01/18	118,972	126,972
5.00% due 06/01/18	11,234,534	11,989,835
5.00% due 09/01/18	253,324	270,358
5.00% due 10/01/18	1,276,305	1,362,127
5.00% due 11/01/18	661,964	706,477
5.00% due 12/01/18	3,505,801	3,741,544
5.00% due 01/01/19	1,829,709	1,952,742
5.00% due 02/01/19	2,661,273	2,842,482
5.00% due 03/01/19	3,632,261	3,878,759
5.00% due 04/01/19	3,188,648	3,404,713
5.00% due 05/01/19	3,201,782	3,419,440
5.00% due 06/01/19	2,335,137	2,493,620
5.00% due 09/01/19	164,442	175,602
5.00% due 10/01/19	494,797	528,378
5.00% due 11/01/19	1,035,828	1,106,130
5.00% due 12/01/19	1,588,127	1,695,911
5.00% due 06/01/33	58,595	62,215
5.00% due 07/01/33	1,351,545	1,435,041
5.00% due 11/01/33	495,591	526,207
5.00% due 03/01/34	3,292,695	3,496,111
5.00% due 07/01/35	485,773	513,506
5.00% due 08/01/35	546,960	578,186
5.00% due 09/01/35	455,497	481,501
5.00% due 10/01/35	1,385,232	1,464,315
5.00% due 11/01/35	56,539	59,766
5.00% due 05/01/36	238,582	252,799
5.00% due 06/01/36	159,939	169,070
5.00% due October TBA	6,000,000	6,315,000
5.50% due 08/01/14	103,341	108,144
5.50% due 03/01/17	116,120	125,921
5.50% due 08/01/23	85,853	92,464
5.50% due 09/01/34	27,432	29,422
5.50% due 04/01/36	620,029	660,949
5.50% due 12/01/36	506,007	539,401
5.50% due 01/01/37	24,018	25,553
5.50% due 02/01/37	1,937,429	2,062,258
5.50% due 03/01/37	764,247	813,182
5.50% due 07/01/37	37,881	40,302
5.50% due 08/01/37	199,745	212,510
5.50% due 09/01/37	972,197	1,034,329
5.50% due 11/01/37	176,206	187,467
5.50% due 12/01/37	492,966	524,471
5.50% due 01/01/38	918,909	977,636
5.50% due 02/01/38	24,851,842	26,440,296
5.50% due 03/01/38	12,008,009	12,775,433
5.50% due 04/01/38	1,058,900	1,126,574
5.50% due 06/01/38	1,290,413	1,373,692
5.50% due 07/01/38	400,609	426,211
5.50% due 08/01/38	532,073	566,077
5.50% due 09/01/38	225,571	239,987
5.50% due 10/01/38	397,305	422,793
5.50% due 11/01/38	705,172	750,239
5.50% due 12/01/38	80,408	85,546
5.50% due 06/01/39	580,546	617,648
5.50% due 07/01/39	40,066	42,623
5.50% due 09/01/39	176,132	188,067
5.50% due 12/01/39	187,906	199,915
5.50% due 05/01/40	50,402	53,618
5.50% due 06/01/40	60,756	64,633
5.50% due October TBA	15,500,000	16,495,120
6.00% due 07/01/38	13,393,744	14,466,254

6.00% due 04/01/39	5,836,369	6,340,196

		227,689,917

Government National Mtg. Assoc. — 3.9%
5.00% due 07/15/33	6,068,646	6,509,604
5.00% due 10/15/33	481,440	516,422
5.00% due 11/15/33	357,906	383,911
5.00% due 12/15/33	95,336	102,300
5.00% due 01/15/34	735,950	788,586
5.00% due 02/15/34	377,132	404,064
5.00% due 03/15/34	14,588	15,630
5.00% due 05/15/34	23,409	25,253
5.00% due 09/15/35	425,634	457,989
5.00% due 11/15/35	54,820	58,666
5.00% due 12/15/35	136,122	145,673
5.00% due 02/15/36	91,973	98,139
5.00% due 03/15/36	83,982	90,113
5.00% due 05/15/36	37,596	40,116
5.00% due 09/15/36	37,035	39,517
5.00% due 10/15/37	46,028	49,092
5.00% due 04/15/38	18,401	19,623
5.00% due 05/15/38	57,124	60,917
5.00% due 06/15/38	39,985	42,641
5.00% due 07/15/38	1,537,538	1,639,649
5.00% due 08/15/38	2,452,397	2,615,265
5.00% due 09/15/38	2,480,454	2,645,185
5.50% due 10/15/32	22,233	24,048
5.50% due 11/15/32	33,500	36,236
5.50% due 02/15/33	550,977	595,887
5.50% due 03/15/33	451,898	488,731
5.50% due 05/15/33	263,619	285,106
5.50% due 06/15/33	305,810	330,736
5.50% due 07/15/33	55,329	59,839
5.50% due 08/15/33	56,885	61,522
5.50% due 09/15/33	31,805	34,397
5.50% due 11/15/33	635,594	687,400
5.50% due 01/15/34	610,627	660,017
5.50% due 02/15/34	325,007	351,297
5.50% due 03/15/34	3,075,028	3,323,747
5.50% due 04/15/34	109,139	118,176
5.50% due 05/15/34	175,767	191,253
5.50% due 06/15/34	88,574	95,738
5.50% due 07/15/34	126,717	136,966
5.50% due 08/15/34	74,860	80,914
5.50% due 09/15/34	1,123,027	1,213,863
5.50% due 10/15/34	1,075,952	1,162,979
5.50% due 04/15/36	119,112	129,077
5.50% due 04/15/37	4,680,989	5,044,855
6.00% due 03/15/28	22,483	24,672
6.00% due 06/15/28	19,326	21,207
6.00% due 08/15/28	82,723	90,776
6.00% due 09/15/28	82,844	90,909
6.00% due 10/15/28	15,978	17,533
6.00% due 11/15/28	16,366	17,959
6.00% due 12/15/28	206,046	226,104
6.00% due 03/15/29	2,409	2,643
6.00% due 04/15/29	7,802	8,561
6.00% due 07/15/31	5,075	5,570
6.00% due 01/15/32	43,430	47,658
6.00% due 02/15/32	1,427	1,566
6.00% due 07/15/32	17,536	19,243
6.00% due 09/15/32	24,461	26,841
6.00% due 10/15/32	674,699	740,381
6.00% due 11/15/32	31,194	34,230
6.00% due 01/15/33	5,463	5,991
6.00% due 02/15/33	96,933	106,310
6.00% due 03/15/33	108,130	118,589
6.00% due 04/15/33	130,569	143,198
6.00% due 05/15/33	148,015	162,332
6.00% due 12/15/33	94,816	104,027
6.00% due 08/15/34	15,265	16,703
6.00% due 09/15/34	262,923	287,696
6.00% due 10/15/34	186,171	203,713
6.50% due 04/15/11	83	84
6.50% due 02/15/12	1,602	1,739
6.50% due 10/15/12	3,505	3,806
6.50% due 11/15/12	8,636	9,375
6.50% due 01/15/13	4,006	4,349
6.50% due 05/15/13	10,316	11,199
6.50% due 01/15/14	28,981	31,464
6.50% due 02/15/14	2,220	2,410
6.50% due 03/15/14	78,247	84,949
6.50% due 04/15/14	41,483	45,036
6.50% due 05/15/14	70,803	76,867
6.50% due 06/15/14	2,917	3,151
6.50% due 07/15/14	1,976	2,146
6.50% due 08/15/14	52,521	57,018
6.50% due 10/15/14	84	91
6.50% due 05/15/23	9,082	10,106
6.50% due 06/15/23	11,654	12,967
6.50% due 07/15/23	58,726	65,344
6.50% due 08/15/23	10,362	11,529
6.50% due 10/15/23	41,760	46,466
6.50% due 11/15/23	65,367	72,734
6.50% due 12/15/23	164,487	183,025
6.50% due 03/15/26	45,874	51,046
6.50% due 02/15/27	6,239	6,927
6.50% due 12/15/27	3,972	4,445
6.50% due 01/15/28	55,178	62,102
6.50% due 02/15/28	68,806	77,470
6.50% due 03/15/28	110,927	124,731
6.50% due 04/15/28	74,873	84,297
6.50% due 05/15/28	172,798	194,552
6.50% due 06/15/28	209,757	236,163
6.50% due 07/15/28	207,415	233,523
6.50% due 08/15/28	180,059	202,724
6.50% due 09/15/28	181,806	204,687
6.50% due 10/15/28	550,155	619,409
6.50% due 11/15/28	150,594	169,431
6.50% due 12/15/28	163,004	183,542
6.50% due 01/15/29	4,182	4,698
6.50% due 02/15/29	43,500	48,790
6.50% due 03/15/29	41,321	46,419
6.50% due 04/15/29	38,838	43,629
6.50% due 05/15/29	149,984	168,490
6.50% due 06/15/29	58,334	65,531
6.50% due 03/15/31	13,321	14,948
6.50% due 04/15/31	3,624	4,068
6.50% due 05/15/31	227,834	255,667
6.50% due 06/15/31	161,348	181,054

6.50% due 07/15/31	447,311	501,943
6.50% due 08/15/31	100,655	112,949
6.50% due 09/15/31	211,182	236,975
6.50% due 10/15/31	209,082	234,643
6.50% due 11/15/31	68,910	77,327
6.50% due 01/15/32	397,315	443,607
6.50% due 02/15/32	111,120	124,066
6.50% due 03/15/32	2,053	2,293
6.50% due 04/15/32	141,587	158,083
6.50% due 05/15/32	274,715	306,724
7.00% due 01/15/11	339	348
7.00% due 03/15/11	2,675	2,751
7.00% due 04/15/11	358	368
7.00% due 05/15/11	2,563	2,636
7.00% due 07/15/11	2,353	2,419
7.00% due 08/15/11	618	635
7.00% due 09/15/11	4,762	4,899
7.00% due 11/15/11	3,074	3,162
7.00% due 12/15/11	6,832	7,028
7.00% due 01/15/12	2,681	2,831
7.00% due 12/15/12	7,151	7,553
7.00% due 11/15/31	328,660	372,215
7.00% due 03/15/32	31,729	36,127
7.00% due 01/15/33	82,447	94,105
7.00% due 05/15/33	224,352	255,279
7.00% due 07/15/33	169,429	192,732
7.00% due 10/15/34	32,805	37,425
8.00% due 10/15/29	490	579
8.00% due 11/15/29	9,774	11,553
8.00% due 12/15/29	18,046	21,331
8.00% due 01/15/30	25,548	30,237
8.00% due 03/15/30	290	343
8.00% due 04/15/30	69,384	82,122
8.00% due 06/15/30	1,906	2,256
8.00% due 08/15/30	14,779	17,492
8.00% due 09/15/30	31,631	37,437
8.00% due 11/15/30	9,804	11,485
8.00% due 12/15/30	5,876	6,954
8.00% due 02/15/31	62,890	74,519
8.00% due 03/15/31	14,145	16,761
10.00% due 03/20/14	2,591	2,608
10.00% due 06/20/14	1,262	1,271
10.00% due 07/20/14	3,370	3,393
10.00% due 04/20/16	10,873	12,011
10.00% due 05/20/16	4,892	5,404
10.00% due 08/20/16	1,820	2,010
10.00% due 01/20/17	4,592	5,168
10.00% due 02/20/17	4,103	4,149
10.00% due 03/20/17	8,107	8,968
12.75% due 07/15/14	20,251	23,461
13.50% due 09/20/14	931	1,103
REMIC
Series 2005-74, Class HB 7.50% due 09/15/35(3)	997,403	1,149,734
Series 2005-74, Class HA 7.50% due 09/16/35(3)	255,209	293,695
Series 2005-74, Class HC 7.50% due 09/16/35(3)	364,682	420,603

		43,877,519

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	11,193,930

Sovereign Agency — 0.5%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,976,589
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,569,172
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	1,851,480

		5,397,241

Total U.S. Government Agencies (cost $514,450,206)		529,253,562

U.S. GOVERNMENT TREASURIES — 20.3%
U.S. Treasury Bonds — 3.0%
4.25% due 05/15/39	20,200,000	22,207,375
4.63% due 02/15/40	10,700,000	12,502,287

		34,709,662

U.S. Treasury Notes — 17.3%
1.00% due 09/30/11	7,000,000	7,048,944
1.38% due 02/15/12	23,000,000	23,329,728
1.38% due 05/15/12	20,000,000	20,324,220
1.88% due 02/28/14	22,000,000	22,806,102
2.38% due 02/28/15	25,000,000	26,371,000
2.75% due 02/15/19	11,000,000	11,411,642
3.13% due 09/30/13	24,500,000	26,299,231
3.50% due 05/15/20	40,000,000	43,418,800
3.63% due 02/15/20	14,200,000	15,574,517

		196,584,184

Total U.S. Government Treasuries (cost $219,328,752)		231,293,846

Total Long-Term Investment Securities (cost $1,050,660,578)		1,105,331,109

REPURCHASE AGREEMENTS — 13.7%
Repurchase Agreements — 13.7%
Bank of America Joint Repurchase Agreement (4)	90,895,000	90,895,000
UBS Securities LLC Joint Repurchase Agreement (4)	65,020,000	65,020,000

Total Repurchase Agreements (cost $155,915,000)		155,915,000

Total Investments (cost $1,206,575,578) (5)	110.8%	1,261,246,109

Liabilities in excess of other assets	(10.8)	(122,626,757)

NET ASSETS	100.0%	$1,138,619,352

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $56,314,232 representing 4.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Variable Rate Security – the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.

(3)	Collateralized Mortgage Obligation

(4)	See Note 2 for details on Joint Repurchase Agreements.

(5)	See Note 4 for cost of investments on a tax basis.

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

		Level 2-	Level 3-
	Level 1 -	Other	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$59,179,962	$—	$59,179,962
U.S. Corporate Bonds & Notes	—	216,641,433	—	216,641,433
Foreign Corporate Bonds & Notes	—	34,966,801	—	34,966,801
Foreign Government Agencies	—	2,836,125	—	2,836,125
Municipal Bonds & Notes	—	31,159,380	—	31,159,380
U.S. Government Agencies	—	529,253,562	—	529,253,562
U.S. Government Treasuries	—	231,293,846	—	231,293,846
Repurchase Agreements	—	155,915,000	—	155,915,000

Total	$—	$1,261,246,109	$—	$1,261,246,109

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 64.5%
Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	1,500	$85,845
Northrop Grumman Corp.	2,360	143,087
Raytheon Co.	7,600	347,396
Spirit Aerosystems Holdings, Inc., Class A†	8,800	175,384
Teledyne Technologies, Inc.†	1,175	46,788
The Boeing Co.	12,905	858,699

		1,657,199

Aerospace/Defense-Equipment — 0.0%
HEICO Corp.	900	41,168

Agricultural Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	4,600	662,584
Syngenta AG ADR	5,500	273,845

		936,429

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	12,675	404,586

Airlines — 0.2%
Alaska Air Group, Inc.†	1,525	77,821
AMR Corp.†	16,000	100,320
Cathay Pacific Airways, Ltd. ADR	3,600	48,492
Continental Airlines, Inc., Class B†	8,300	206,172

		432,805

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	955	55,810
VF Corp.	6,200	502,324

		558,134

Appliances — 0.1%
Electrolux AB ADR Series B	4,500	220,860

Applications Software — 1.4%
Actuate Corp.†	4,959	25,539
Citrix Systems, Inc.†	6,500	443,560
Intuit, Inc.†	9,000	395,963
Microsoft Corp.	64,675	1,583,891
Progress Software Corp.†	2,000	66,200
Quest Software, Inc.†	4,450	109,425
Red Hat, Inc.†	16,000	656,000

		3,280,578

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,215	177,510

Auction House/Art Dealers — 0.0%
Sotheby’s	1,500	55,230

Audio/Video Products — 0.1%
Sony Corp. ADR	7,000	216,440

Auto-Cars/Light Trucks — 1.0%
Daimler AG†	4,000	253,200
Ford Motor Co.†	113,500	1,389,240
Honda Motor Co., Ltd ADR	11,000	391,490
Nissan Motor Co., Ltd. ADR	12,000	209,760
Toyota Motor Co. ADR	3,025	216,529

		2,460,219

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.(8)	11,900	136,476
PACCAR, Inc.	6,980	336,087

		472,563

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	6,835	208,467
Magna International, Inc., Class A	2,600	213,876

		422,343

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd. ADR	10,000	229,400
Banco Santander SA ADR	53,300	674,778
Bank of Montreal	3,200	184,800
Bank of Nova Scotia	13,920	741,936
City Holding Co.	2,000	61,340
City National Corp.	778	41,288
Community Trust Bancorp, Inc.	1,600	43,344
Cullen/Frost Bankers, Inc.	2,185	117,706
DBS Group Holdings, Ltd. ADR	6,000	257,400
East West Bancorp, Inc.	1,591	25,902
F.N.B. Corp.	8,500	72,760
FirstMerit Corp.	4,322	79,179
Royal Bank of Canada	3,000	156,390
Signature Bank†	1,500	58,260
TCF Financial Corp.	5,630	91,150
Toronto-Dominion Bank	4,000	289,040
Trustco Bank Corp. NY	11,600	64,496
United Overseas Bank, Ltd. ADR	6,000	167,340
Washington Trust Bancorp, Inc.	3,200	61,184
Westamerica Bancorporation	755	41,140

		3,458,833

Banks-Fiduciary — 0.5%
Northern Trust Corp.	11,100	535,464
State Street Corp.	1,575	59,314
The Bank of New York Mellon Corp.	24,758	646,927

		1,241,705

Banks-Super Regional — 1.4%
Capital One Financial Corp.	22,500	889,875
Comerica, Inc.	2,000	74,300
Fifth Third Bancorp	42,000	505,260
PNC Financial Services Group, Inc.	3,500	181,685
US Bancorp	20,375	440,508
Wells Fargo & Co.	50,448	1,267,758

		3,359,386

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.†	1,500	100,845

Beverages-Non-Alcoholic — 0.8%
Dr Pepper Snapple Group, Inc.	3,719	132,099
PepsiCo, Inc.	15,888	1,055,599
The Coca-Cola Co.	13,100	766,612

		1,954,310

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	625	38,525

Brewery — 0.3%
Anheuser-Busch InBev NV ADR†	3,200	188,000
Kirin Holdings Co., Ltd. ADR	11,500	164,220
Molson Coors Brewing Co., Class B	1,700	80,274

SABMiller PLC ADR	8,000	255,200

		687,694

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	2,025	52,204

Building Products-Cement — 0.0%
Cemex SAB de CV ADR†	1,430	12,155

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,494	13,670

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,425	32,405

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,200	12,504

Building-Residential/Commercial — 0.0%
KB Home	1,200	13,596

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	20,000	361,600
DIRECTV, Class A†	4,000	166,520
Time Warner Cable, Inc.	3,513	189,667

		717,787

Casino Hotels — 0.5%
Las Vegas Sands Corp.†	33,000	1,150,050

Cellular Telecom — 0.4%
China Mobile, Ltd. ADR	700	35,791
NTT DoCoMo, Inc. ADR	14,000	234,080
Syniverse Holdings, Inc.†	2,500	56,675
Vodafone Group PLC ADR	28,625	710,186

		1,036,732

Chemicals-Diversified — 0.4%
Akzo Nobel NV ADR	2,600	160,680
BASF AG ADR	5,000	315,750
E.I. du Pont de Nemours & Co.	9,300	414,966
FMC Corp.	510	34,889
Huntsman Corp.	10,400	120,224

		1,046,509

Chemicals-Specialty — 0.3%
Arch Chemicals, Inc.	2,200	77,198
Ashland, Inc.	2,000	97,540
Cabot Corp.	3,900	127,023
Lubrizol Corp.	2,900	307,313
NewMarket Corp.	600	68,208
Sensient Technologies Corp.	2,100	64,029
Sigma-Aldrich Corp.	485	29,284
Stepan Co.	600	35,466

		806,061

Coal — 0.0%
Alliance Resource Partners L.P.	900	52,506

Coatings/Paint — 0.1%
RPM International, Inc.	4,700	93,624
Valspar Corp.	6,500	207,025

		300,649

Commercial Services — 0.1%
Healthcare Services Group, Inc.	1,500	34,185
Weight Watchers International, Inc.	3,600	112,284

		146,469

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	5,700	239,571
Coinstar, Inc.†	1,000	42,990
Lender Processing Services, Inc.	5,931	197,087
Mastercard, Inc., Class A	4,000	896,000
Total System Services, Inc.	5,000	76,200
Visa, Inc., Class A	11,090	823,544

		2,275,392

Computer Aided Design — 0.0%
Autodesk, Inc.†	1,250	39,963

Computer Data Security — 0.0%
Fortinet, Inc.†	3,500	87,500

Computer Services — 0.5%
CGI Group, Inc., Class A†	7,000	105,210
Cognizant Technology Solutions Corp., Class A†	12,000	773,640
International Business Machines Corp.	1,125	150,907
Manhattan Associates, Inc.†	3,000	87,957

		1,117,714

Computers — 1.1%
Apple, Inc.†	8,547	2,425,211
Dell, Inc.†	6,000	77,760
Hewlett-Packard Co.	4,025	169,332

		2,672,303

Computers-Integrated Systems — 0.0%
Diebold, Inc.	1,900	59,071

Computers-Memory Devices — 0.8%
EMC Corp.†	15,000	304,650
NetApp, Inc.†	23,000	1,145,170
SanDisk Corp.†	10,000	366,500
TDK Corp. ADR	2,700	151,470

		1,967,790

Consumer Products-Misc. — 0.4%
Clorox Co.	5,090	339,808
Kimberly-Clark Corp.	5,580	362,979
Tupperware Brands Corp.	4,539	207,705
WD-40 Co.	950	36,119

		946,611

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	3,300	76,461
Rock-Tenn Co., Class A	700	34,867

		111,328

Cosmetics & Toiletries — 1.1%
Alberto-Culver Co.	1,242	46,762
Shiseido Co., Ltd. ADR	7,500	168,975
The Estee Lauder Cos., Inc., Class A	17,300	1,093,879
The Procter & Gamble Co.	21,925	1,314,842

		2,624,458

Cruise Lines — 0.0%
Carnival Corp.	1,100	42,031

Data Processing/Management — 0.1%
Acxiom Corp.†	4,000	63,440
Fidelity National Information Services, Inc.	7,193	195,146

		258,586

Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,500	49,575

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,600	56,888

Dialysis Centers — 0.0%
DaVita, Inc.†	1,100	75,933

Distribution/Wholesale — 0.4%
Genuine Parts Co.	19,561	872,225

Diversified Banking Institutions — 1.1%
Barclays PLC ADR†	460	8,671
BNP Paribas ADR	8,500	301,240
Citigroup, Inc.†	20,000	78,000
Credit Suisse Group AG ADR	6,000	255,360
HSBC Holdings PLC ADR	9,500	480,605
JPMorgan Chase & Co.	6,907	262,949
Mitsubishi UFJ Financial Group, Inc. ADR	52,000	240,760
Societe Generale ADR	13,000	149,240
The Goldman Sachs Group, Inc.	5,500	795,190

		2,572,015

Diversified Manufacturing Operations — 1.8%
3M Co.	8,000	693,680
Actuant Corp., Class A	2,200	50,512
A.O. Smith Corp.	1,200	69,468
Barnes Group, Inc.	2,100	36,939
Crane Co.	1,225	46,477
Dover Corp.	3,600	187,956
General Electric Co.	83,786	1,361,522
Honeywell International, Inc.	6,100	268,034
Parker Hannifin Corp.	8,600	602,516
Siemens AG ADR	7,300	769,420
Tyco International, Ltd.	2,400	88,152

		4,174,676

Diversified Minerals — 0.4%
Anglo American PLC ADR	14,835	294,771
BHP Billiton, Ltd. ADR	10,000	763,200

		1,057,971

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	7,980	1,253,339

E-Commerce/Services — 0.6%
Ancestry.com, Inc.†	2,000	45,520
eBay, Inc.†	950	23,180
NetFlix, Inc.†	500	81,080
priceline.com, Inc.†	3,600	1,254,024

		1,403,804

E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	5,000	80,320

Electric Products-Misc. — 0.3%
Emerson Electric Co.	13,000	684,580

Electric-Integrated — 1.8%
Alliant Energy Corp.	2,900	105,415
E.ON AG ADR	3,000	88,590
Edison International	1,450	49,866
Enel SpA ADR	20,000	106,600
Great Plains Energy, Inc.	3,800	71,820
Integrys Energy Group, Inc.	3,000	156,180
International Power PLC ADR	2,200	134,200
NextEra Energy, Inc.	14,400	783,216
Northeast Utilities	8,000	236,560
Pepco Holdings, Inc.	3,400	63,240
PG&E Corp.	2,175	98,788
Pinnacle West Capital Corp.	4,400	181,588
Progress Energy, Inc.	18,695	830,432
RWE AG ADR	2,500	168,500
SCANA Corp.	2,000	80,640
Scottish & Southern Energy PLC ADR	5,000	88,050
Westar Energy, Inc.	5,000	121,150
Wisconsin Energy Corp.	5,800	335,240
Xcel Energy, Inc.	27,800	638,566

		4,338,641

Electronic Components-Misc. — 0.2%
Delta Electronics (Thailand) PCL(10)	103,000	92,479
Garmin, Ltd.	2,100	63,735
Gentex Corp.	3,700	72,187
Koninklijke Philips Electronics NV	7,600	238,032

		466,433

Electronic Components-Semiconductors — 1.7%
ARM Holdings PLC ADR	7,000	131,320
Avago Technologies, Ltd.†	1,250	28,138
Broadcom Corp., Class A	40,000	1,415,600
Diodes, Inc.†	2,600	44,434
Intel Corp.	70,850	1,362,445
LSI Corp.†	4,241	19,339
Microchip Technology, Inc.	31,264	983,253
Microsemi Corp.†	5,000	85,750
QLogic Corp.†	2,050	36,162
Supertex, Inc.†	1,050	23,226

		4,129,667

Electronic Connectors — 0.0%
Thomas & Betts Corp.†	1,000	41,020

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	1,675	17,705

Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,125	134,019

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.†	625	16,063
Itron, Inc.†	815	49,902
Trimble Navigation, Ltd.†	1,110	38,894

		104,859

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	6,900	184,437

Engineering/R&D Services — 0.2%
ABB, Ltd. ADR	10,000	211,200
EMCOR Group, Inc.†	1,600	39,344
Exponent, Inc.†	500	16,777

Jacobs Engineering Group, Inc.†	5,915	228,910

		496,231

Enterprise Software/Service — 0.5%
BMC Software, Inc.†	6,403	259,194
Informatica Corp.†	1,000	38,410
Omnicell, Inc.†	1,950	25,506
Oracle Corp.	20,625	553,781
SAP AG ADR	5,000	246,550

		1,123,441

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,000	62,910

Finance-Credit Card — 0.5%
American Express Co.	30,000	1,260,900

Finance-Investment Banker/Broker — 0.1%
ICAP PLC ADR	6,000	82,320
Nomura Holdings, Inc. ADR	11,000	52,470
The Charles Schwab Corp.	12,200	169,580

		304,370

Finance-Leasing Companies — 0.1%
ORIX Corp. ADR	5,000	191,300

Finance-Other Services — 0.2%
NYSE Euronext	14,152	404,323

Food-Dairy Products — 0.0%
Dean Foods Co.†	3,068	31,324

Food-Misc. — 1.0%
B&G Foods, Inc.	8,300	90,636
Campbell Soup Co.	600	21,450
Corn Products International, Inc.	3,500	131,250
General Mills, Inc.	7,788	284,574
Kellogg Co.	3,800	191,938
Kraft Foods, Inc., Class A	23,590	727,987
Nestle SA ADR†	9,500	507,585
Ralcorp Holdings, Inc.†	335	19,591
Unilever PLC ADR	6,500	189,150
Zhongpin, Inc.†(8)	10,000	162,900

		2,327,061

Food-Retail — 0.7%
Dairy Farm International Holdings, Ltd. ADR	1,961	76,812
Koninklijke Ahold NV ADR	20,000	268,600
Safeway, Inc.	2,150	45,494
SUPERVALU, Inc.	15,000	172,950
The Kroger Co.	12,100	262,086
Whole Foods Market, Inc.†	20,500	760,755

		1,586,697

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	12,200	347,944

Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,350	47,655
Weyerhaeuser Co.	9,812	154,637

		202,292

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	38,800	236,680

Gas-Distribution — 0.5%
Energen Corp.	575	26,289
Just Energy Income Fund(2)	6,839	97,311
Northwest Natural Gas Co.	150	7,117
Sempra Energy	17,785	956,833
Vectren Corp.	2,600	67,262

		1,154,812

Gold Mining — 0.4%
Eldorado Gold Corp.†	8,000	147,920
Newmont Mining Corp.	12,000	753,720

		901,640

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,600	64,116

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	900	32,301

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	1,000	35,830
Red Lion Hotels Corp.†	8,310	61,826
Starwood Hotels & Resorts Worldwide, Inc.	1,500	78,825

		176,481

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	1,173	6,029
Resources Connection, Inc.	1,939	26,681
Robert Half International, Inc.	1,250	32,500
TrueBlue, Inc.†	2,000	27,300

		92,510

Import/Export — 0.4%
ITOCHU Corp. ADR	3,500	320,005
Mitsubishi Corp. ADR	5,000	236,400
Sumitomo Corp. ADR	22,000	284,460

		840,865

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,800	231,896

Instruments-Controls — 0.0%
Woodward Governor Co.	2,500	81,050

Instruments-Scientific — 0.3%
Dionex Corp.†	1,725	149,109
FEI Co.†	2,813	55,050
Thermo Fisher Scientific, Inc.†	9,000	430,920
Waters Corp.†	400	28,312

		663,391

Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	2,800	151,704
StanCorp Financial Group, Inc.	2,811	106,818
Unum Group	6,000	132,900

		391,422

Insurance-Multi-Line — 1.2%
ACE, Ltd.	21,000	1,223,250
Allianz SE ADR	33,716	380,991
Assurant, Inc.	2,000	81,400
MetLife, Inc.	11,500	442,175
The Allstate Corp.	15,276	481,958

United Fire & Casualty Co.	2,800	59,388
Zurich Financial Services AG ADR	13,000	303,550

		2,972,712

Insurance-Property/Casualty — 0.9%
Chubb Corp.	12,100	689,579
Fidelity National Financial, Inc., Class A	52,892	830,933
Harleysville Group, Inc.	3,000	98,370
HCC Insurance Holdings, Inc.	12,253	319,681
Mercury General Corp.	584	23,868
Tokio Marine Holdings, Inc. ADR	5,600	150,416

		2,112,847

Insurance-Reinsurance — 0.3%
Alterra Capital Holdings, Ltd.	6,448	128,444
Berkshire Hathaway, Inc., Class B†	1,800	148,824
Hannover Rueckversicherung AG ADR	8,500	195,925
Validus Holdings, Ltd.	9,100	239,876

		713,069

Internet Application Software — 0.0%
Art Technology Group, Inc.†	6,486	26,787

Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	8,000	830,480
TIBCO Software, Inc.†	5,500	97,570

		928,050

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,000	102,260

Investment Companies — 0.0%
Apollo Investment Corp.	5,200	53,196

Investment Management/Advisor Services — 0.6%
AllianceBernstein Holding LP	22,542	595,334
Ameriprise Financial, Inc.	4,500	212,985
Federated Investors, Inc., Class B	18,932	430,893
Franklin Resources, Inc.	1,730	184,937

		1,424,149

Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	700	7,777
II-VI, Inc.†	1,500	55,995
Rofin-Sinar Technologies, Inc.†	2,600	65,988

		129,760

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,085	236,195

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	14,000	1,101,520
Joy Global, Inc.	1,400	98,448

		1,199,968

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,500	49,884

Machinery-Farming — 0.7%
Deere & Co.	23,710	1,654,484

Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	1,500	45,900
IDEX Corp.	2,950	104,754
Middleby Corp.†	800	50,712

		201,366

Machinery-Material Handling — 0.0%
Cascade Corp.	1,096	34,853

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	1,500	63,855
Quality Systems, Inc.	151	10,013

		73,868

Medical Instruments — 0.7%
Beckman Coulter, Inc.	3,309	161,446
Bruker Corp.†	5,000	70,150
Edwards Lifesciences Corp.†	2,500	167,625
Integra LifeSciences Holdings Corp.†	2,100	82,866
Intuitive Surgical, Inc.†	3,600	1,021,464
Medtronic, Inc.	3,800	127,604
Techne Corp.	535	33,026

		1,664,181

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund(2)	5,600	62,809
Covance, Inc.†	4,500	210,555

		273,364

Medical Products — 0.5%
Becton, Dickinson and Co.	1,892	140,197
Johnson & Johnson	12,188	755,169
Orthofix International N.V.†	2,700	84,834
Teleflex, Inc.	3,358	190,667
Varian Medical Systems, Inc.†	1,200	72,600

		1,243,467

Medical-Biomedical/Gene — 1.0%
Acorda Therapeutics, Inc.†	1,500	50,111
Amgen, Inc.†	16,500	909,315
ARIAD Pharmaceuticals, Inc.†	10,000	38,075
Celgene Corp.†	13,500	777,735
Cubist Pharmaceuticals, Inc.†	2,700	63,153
Dendreon Corp.†	490	20,178
Gilead Sciences, Inc.†	2,475	88,135
Illumina, Inc.†	7,500	369,000
Incyte Corp., Ltd.†	3,000	47,997
Life Technologies Corp.†	1,260	58,830
Martek Biosciences Corp.†	1,175	26,590

		2,449,119

Medical-Drugs — 3.4%
Abbott Laboratories	19,900	1,039,576
Allergan, Inc.	2,736	182,026
AstraZeneca PLC ADR	7,300	370,110
Bristol-Myers Squibb Co.	40,539	1,099,012
Cephalon, Inc.†	2,000	124,880
Forest Laboratories, Inc.†	5,239	162,042
GlaxoSmithKline PLC ADR	14,281	564,385
Medicis Pharmaceutical Corp., Class A	860	25,499
Merck & Co., Inc.	34,766	1,279,737
Novartis AG ADR	18,500	1,066,895
Novo Nordisk A/S ADR	2,500	246,100
Pfizer, Inc.	39,027	670,094
PharMerica Corp.†	1	10
Roche Holding AG ADR	23,600	805,468

Shire PLC ADR	2,000	134,560
Takeda Pharmaceutical Co., Ltd. ADR†	10,847	248,830

		8,019,224

Medical-Generic Drugs — 0.3%
Impax Laboratories, Inc.†	1,200	23,552
Teva Pharmaceutical Industries, Ltd. ADR	12,250	646,187
Watson Pharmaceuticals, Inc.†	618	26,148

		695,887

Medical-HMO — 0.3%
Aetna, Inc.	4,000	126,440
AMERIGROUP Corp.†	1,500	63,705
Coventry Health Care, Inc.†	6,000	129,180
Health Net, Inc.†	525	14,275
UnitedHealth Group, Inc.	8,000	280,880

		614,480

Medical-Hospitals — 0.1%
Health Management Associates, Inc., Class A†	10,000	76,600
Universal Health Services, Inc., Class B	5,000	194,300

		270,900

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	1,245	10,545

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	8,000	245,280
McKesson Corp.	2,531	156,365

		401,645

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	547	69,660
Sims Metal Management, Ltd. ADR	1,500	25,500
Sims Metal Management, Ltd.	2,300	39,215
Timken Co.	2,500	95,900

		230,275

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,740	319,359

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	8,800	516,824

Mining — 0.1%
IAMGOLD Corp.	8,000	141,680

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	800	22,752

Multimedia — 0.4%
News Corp., Class A	19,000	248,140
The Walt Disney Co.	12,225	404,770
WPP PLC ADR	3,500	194,845

		847,755

Networking Products — 0.7%
Cisco Systems, Inc.†	69,635	1,525,007
Polycom, Inc.†	958	26,134

		1,551,141

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,445	226,998
Waste Connections, Inc.†	2,011	79,756
Waste Management, Inc.	5,100	182,274

		489,028

Office Automation & Equipment — 0.1%
Canon, Inc. ADR	6,000	280,320

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	8,058	145,527
Rowan Cos., Inc.†	2,600	78,936

		224,463

Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	2,300	131,215
Apache Corp.	1,940	189,654
Berry Petroleum Co., Class A	1,547	49,086
Canadian Natural Resources, Ltd.	4,000	138,400
Cimarex Energy Co.	1,700	112,506
CNOOC, Ltd. ADR	270	52,461
Comstock Resources, Inc.†	700	15,743
Daylight Energy, Ltd.	9,800	94,276
Devon Energy Corp.	5,605	362,868
EnCana Corp.	3,500	105,805
Enerplus Reserve Fund(2)	18,595	478,821
Occidental Petroleum Corp.	3,014	235,996
Penn West Energy Trust(2)	22,500	451,575
Vermilion Energy, Inc.	2,600	97,592
Zargon Energy Trust	5,200	94,964

		2,610,962

Oil Companies-Integrated — 2.4%
BG Group PLC ADR	3,500	309,435
BP PLC ADR	3,000	123,510
Chevron Corp.	22,185	1,798,094
ENI SpA ADR	4,000	172,720
Exxon Mobil Corp.	17,358	1,072,551
Marathon Oil Corp.	23,200	767,920
Royal Dutch Shell PLC Class A ADR	3,000	180,900
Royal Dutch Shell PLC Class B ADR	1,000	58,790
Statoil ASA ADR	6,500	136,370
Total SA ADR	23,073	1,190,567

		5,810,857

Oil Field Machinery & Equipment — 0.1%
Lufkin Industries, Inc.	1,300	57,070
National Oilwell Varco, Inc.	4,000	177,880
Natural Gas Services Group, Inc.†	1,234	18,226

		253,176

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	10,180	136,412

Oil-Field Services — 0.2%
Acergy SA ADR	9,000	166,050
Halliburton Co.	5,500	181,885
Schlumberger, Ltd.	180	11,090

		359,025

Paper & Related Products — 0.2%
International Paper Co.	6,500	141,375
Kimberly-Clark de Mexico SAB de CV ADR	4,000	127,840

Svenska Cellulosa AB ADR	13,000	197,730

		466,945

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	1,500	52,815
Medco Health Solutions, Inc.†	2,500	130,150

		182,965

Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	4,500	86,400

Pipelines — 0.6%
Atlas Pipeline Partners LP	4,200	73,668
Enterprise Productions Partners LP	16,276	645,669
Kinder Morgan Energy Partners LP	5,212	357,022
Oneok, Inc.	1,300	58,552
Spectra Energy Corp.	8,216	185,271

		1,320,182

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,800	91,350

Printing-Commercial — 0.0%
Valassis Communications, Inc.†	2,500	84,725

Private Corrections — 0.0%
Corrections Corp. of America†	2,400	59,232

Publishing-Periodicals — 0.2%
Yellow Pages Income Fund (Toronto)(2)	42,600	229,375
Yellow Pages Income Fund (New York)(2)	33,097	177,211

		406,586

Real Estate Investment Trusts — 4.2%
Acadia Realty Trust	2,373	45,087
Alexandria Real Estate Equities, Inc.	5,259	368,130
AMB Property Corp.	4,000	105,880
American Campus Communities, Inc.	2,300	70,012
American Capital Agency Corp.	3,300	87,681
Annaly Capital Management, Inc.	44,600	784,960
Apartment Investment & Management Co., Class A	3,000	64,140
AvalonBay Communities, Inc.	2,473	257,019
Boston Properties, Inc.	4,000	332,480
CapLease, Inc.	9,700	54,223
Capstead Mortage Corp.	4,900	53,263
CBL & Associates Properties, Inc.	6,500	84,890
Chimera Investment Corp.	66,075	260,996
Colonial Properties Trust	3,500	56,665
Digital Realty Trust, Inc.	3,600	222,120
Douglas Emmett, Inc.	4,300	75,293
Dupont Fabros Technology, Inc.	2,500	62,875
EastGroup Properties, Inc.	1,400	52,332
Entertainment Properties Trust	1,700	73,406
Equity Lifestyle Properties, Inc.	1,500	81,720
Equity Residential	8,500	404,345
Essex Property Trust, Inc.	3,260	356,774
Federal Realty Investment Trust	2,200	179,652
General Growth Properties, Inc.	4,500	70,200
Hatteras Financial Corp.	3,400	96,798
HCP, Inc.	13,340	479,973
Health Care REIT, Inc.	12,100	572,814
Hersha Hospitality Trust	9,000	46,620
Highwoods Properties, Inc.	2,000	64,940
Home Properties, Inc.	1,000	52,900
Host Hotels & Resorts, Inc.	19,813	286,892
Kimco Realty Corp.	13,015	204,986
LaSalle Hotel Properties	3,500	81,865
Mack-Cali Realty Corp.	6,000	196,260
Medical Properties Trust, Inc.	9,600	97,344
Mid-America Apartment Communities, Inc.	1,300	75,764
National Retail Properties, Inc.	3,300	82,863
Nationwide Health Properties, Inc.	29,725	1,149,466
Omega Healthcare Investors, Inc.	2,500	56,125
PS Business Parks, Inc.	700	39,599
Public Storage	3,300	320,232
Ramco-Gershenson Properties Trust	3,000	32,130
Simon Property Group, Inc.	7,058	654,559
SL Green Realty Corp.	3,000	189,990
Tanger Factory Outlet Centers	6,600	311,124
Taubman Centers, Inc.	2,300	102,603
The Macerich Co.	768	32,986
Ventas, Inc.	4,000	206,280
Vornado Realty Trust	3,024	258,643
Weingarten Realty Investors	2,300	50,186

		9,948,085

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	2,200	40,216
Jones Lang LaSalle, Inc.	1,000	86,270

		126,486

Real Estate Operations & Development — 0.2%
Brookfield Asset Management, Inc., Class A	11,000	312,070
Sun Hung Kai Properties, Ltd. ADR	13,000	224,900

		536,970

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,000	65,100

Rental Auto/Equipment — 0.1%
Aaron’s Inc.	7,002	129,187
McGrath RentCorp.	2,600	62,270

		191,457

Research & Development — 0.0%
Parexel International Corp.†	2,500	57,825

Respiratory Products — 0.0%
ResMed, Inc.†	930	30,513

Retail-Apparel/Shoe — 0.1%
Dress Barn, Inc.†	2,200	52,250
Ross Stores, Inc.	280	15,294
The Finish Line, Inc., Class A	5,000	69,550
The Gap, Inc.	9,000	167,760

		304,854

Retail-Automobile — 0.0%
Copart, Inc.†	1,900	62,643

Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	21,000	911,610

Retail-Building Products — 0.4%
Home Depot, Inc.	29,825	944,856

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	18,500	755,355

Retail-Discount — 0.8%
Big Lots, Inc.†	4,500	149,625
Costco Wholesale Corp.	7,000	451,430
Wal-Mart Stores, Inc.	24,975	1,336,662

		1,937,717

Retail-Drug Store — 0.0%
CVS Caremark Corp.	700	22,029

Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,000	44,171

Retail-Jewelry — 0.1%
Tiffany & Co.	4,900	230,251

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	4,407	163,940

Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	3,000	83,250

Retail-Petroleum Products — 0.1%
Suburban Propane Partners, LP	2,200	119,746
World Fuel Services Corp.	2,500	65,025

		184,771

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	15,000	790,200

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	900	154,800
Jack in the Box, Inc.†	1,625	34,840
McDonald’s Corp.	12,425	925,787
PF Chang’s China Bistro, Inc.	1,000	46,200
Starbucks Corp.	41,580	1,063,616
Yum! Brands, Inc.	595	27,406

		2,252,649

Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	44,600	546,796
Washington Federal, Inc.	26,221	400,132

		946,928

Semiconductor Components-Integrated Circuits — 0.4%
Atmel Corp.†	15,000	119,400
Maxim Integrated Products, Inc.	13,900	257,289
Micrel, Inc.	5,000	49,300
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,456	400,084
TriQuint Semiconductor, Inc.†	6,000	57,600

		883,673

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	18,725	218,708
Novellus Systems, Inc.†	400	10,632

		229,340

Steel Pipe & Tube — 0.1%
Armtec Infrastructure Income Fund(2)	6,600	123,161

Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,540	63,956
Schnitzer Steel Industries, Inc., Class A	2,154	103,995

		167,951

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	8,500	394,825

Telecom Services — 0.4%
Amdocs, Ltd.†	3,000	85,980
BCE, Inc.	15,600	507,000
Consolidated Communications Holdings, Inc.	6,300	117,621
Singapore Telecommunications, Ltd. ADR	5,000	119,050
Telenor ASA ADR	3,500	164,045

		993,696

Telecommunication Equipment — 0.1%
Arris Group, Inc.†	4,500	43,965
Plantronics, Inc.	2,000	67,560
Tellabs, Inc.	8,000	59,600

		171,125

Telephone-Integrated — 1.4%
AT&T, Inc.	40,500	1,158,300
BT Group PLC ADR	5,000	109,600
CenturyLink, Inc.	2,600	102,596
Portugal Telecom SGPS SA ADR	11,000	145,530
Qwest Communications International, Inc.	48,100	301,587
Royal KPN NV ADR	13,000	202,800
Telefonica SA ADR	5,200	385,580
Verizon Communications, Inc.	24,650	803,344
Windstream Corp.	2,894	35,567

		3,244,904

Television — 0.0%
CBS Corp., Class B	6,500	103,090

Textile-Apparel — 0.0%
Cherokee, Inc.	3,316	60,484

Tobacco — 0.5%
Altria Group, Inc.	15,000	360,300
British American Tobacco PLC ADR	5,000	373,550
Imperial Tobacco Group PLC ADR	5,600	332,640
Lorillard, Inc.	2,000	160,620

		1,227,110

Tools-Hand Held — 0.0%
Snap-On, Inc.	1,800	83,718

Toys — 0.6%
Hasbro, Inc.	1,700	75,667
Mattel, Inc.	62,125	1,457,452

		1,533,119

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	2,033	31,694

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	69,680
Tidewater, Inc.	2,700	120,987

		190,667

Transport-Rail — 0.6%
Canadian National Railway Co.	3,000	192,060
MTR Corp. ADR	2,000	75,200
Norfolk Southern Corp.	8,500	505,835
Union Pacific Corp.	9,280	759,104

		1,532,199

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	4,655	215,201
FedEx Corp.	8,000	684,000
Hub Group, Inc., Class A†	1,000	29,260
United Parcel Service, Inc., Class B	3,000	200,070

		1,128,531

Transport-Truck — 0.0%
Celadon Group, Inc.†	3,500	48,545
Con-way, Inc.	1,237	38,334

		86,879

Travel Services — 0.0%
Ambassadors Group, Inc.	1,902	21,569

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,607	54,982

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,100	66,385
Mead Johnson Nutrition Co.	7,988	454,597

		520,982

Water — 0.0%
California Water Service Group	1,050	38,798

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,985	7,126

Web Hosting/Design — 0.2%
Equinix, Inc.†	4,000	409,400

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,517	797,623

Wireless Equipment — 0.4%
InterDigital, Inc.†	1,600	47,376
Motorola, Inc.†	12,000	102,360
QUALCOMM, Inc.	10,775	486,168
RF Micro Devices, Inc.†	20,000	122,800
Telefonaktiebolaget LM Ericsson ADR	23,000	252,310

		1,011,014

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,436	15,078

Total Common Stock (cost $134,960,287)		154,380,542

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 3000 Index Fund (cost $136,288)	2,150	145,018

PREFERRED STOCK — 0.8%
Banks-Super Regional — 0.1%
National City Capital Trust II 6.63%(5)	3,900	97,149
National City Capital Trust III 6.63%(5)	2,889	72,196
National City Capital Trust IV 8.00%(5)	2,500	66,425

		235,770

Insurance-Reinsurance — 0.6%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	1,397,000

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	74,880
CapLease, Inc. Series A 8.13%	900	22,635
CommonWealth REIT Series D 6.50%	2,500	55,550
Huntington Preferred Capital, Inc. 7.88%	1,700	42,670
Public Storage Series M 6.63%	5,800	147,146
Public Storage Series K 7.25%	1,600	40,496

		383,377

Total Preferred Stock (cost $1,796,178)		2,016,147

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
ACE Securities Corp. Series 2005-WF1, Class A2C 0.60% due 05/25/35(5)	$632,650	583,850
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36	215,810	222,271
BCAP LLC Trust Series 2009-RR13, Class 13A3 5.25% due 03/26/37(4)(5)*	337,039	345,562
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36(1)(4)	500,000	503,100
Citigroup Mtg. Loan Trust, Inc. Series 2010-6, Class 8A1 4.34% due 11/25/35(1)(4)*	287,866	285,707
Countrywide Asset-Backed Certs. Series 2004-7, Class MV2 0.91% due 12/25/34(5)	141,754	139,800
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-4, Class A5 5.25% due 05/25/34(4)	677,251	666,952

Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37(4)*	362,439	385,173
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(4)	406,080	405,917
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36(1)(4)*	400,000	400,000
MASTR Adjustable Rate Mtg. Trust Series 2004-7, Class 6A1 0.70% due 08/25/34(4)	168,637	166,505
MASTR Alternative Loans Trust Series 2004-10, Class 3A1 5.00% due 09/25/19(4)	266,649	269,038
Merrill Lynch First Franklin Mtg. Loan Trust Series 2007-5, Class 2A1 0.96% due 10/25/37(5)	48,615	48,116
Morgan Stanley Reremic Trust Series 2009-R3, Class 1A 5.50% due 10/26/35(4)*	268,033	280,468
Residential Asset Securities Corp. Series 2003-KS10, Class AI4 4.47% due 03/25/32	112,016	111,209
Wachovia Bank Commercial Mtg. Trust Series 2005-C19, Class A6 4.70% due 05/15/44	500,000	539,633
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42	300,000	329,332
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(4)	1,000,000	871,797

Total Asset Backed Securities (cost $6,474,873)		6,554,430

CONVERTIBLE BONDS & NOTES — 0.3%
Medical Products — 0.2%
China Medical Technologies, Inc. Bonds 4.00% due 08/15/13	500,000	416,250

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	250,000	215,000

Total Convertible Bonds & Notes (cost $574,385)		631,250

U.S. CORPORATE BONDS & NOTES — 11.8%
Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	591,127

Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	250,000	270,960

Banks-Super Regional — 0.7%
US Bancorp Senior Notes 1.38% due 09/13/13	250,000	250,771
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	266,803
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	801,301
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/29/18(6)(7)	250,000	263,125

		1,582,000

Cable TV — 0.0%
FrontierVision Operating Partnership LP Escrow Notes 11.00% due 10/15/07†(1)(8)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	563,890

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	284,688

Casino Services — 0.5%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	228,750
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	1,000,000	1,056,250

		1,285,000

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15(3)	250,000	230,625

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	262,125

Diversified Banking Institutions — 1.1%
Bank of America Corp. Jr. Sub. Notes 8.13% due 12/29/18(6)(7)	750,000	773,655
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,225,595
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	527,141

		2,526,391

Electric-Integrated — 1.6%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	529,012
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,250,000	1,203,125
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	628,100
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	1,058,930
Virginia Electric & Power Co. Senior Notes 5.10% due 11/30/12	250,000	271,975

		3,691,142

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. Escrow Notes 9.25% due 03/01/22†(1)(8)	1,500,000	0
Ogden Corp. Escrow Notes 9.25% due 03/01/22†(1)(8)	1,500,000	0

		0

Finance-Auto Loans — 0.1%
PACCAR Financial Corp. Notes 2.05% due 06/17/13	250,000	256,648

Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	108,446

Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc. Senior Notes 5.88% due 06/08/14	250,000	272,690
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	539,105

		811,795

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	221,647

Gas-Distribution — 0.2%
Sempra Energy Senior Notes 6.00% due 10/15/39	500,000	564,638

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	263,438

Insurance-Life/Health — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	271,520

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Notes 6.60% due 05/15/17	500,000	515,948

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	268,692

Medical-Hospitals — 0.4%
HCA, Inc. Sec. Notes 9.25% due 11/15/16	750,000	811,875

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16*	1,000,000	927,500

Multimedia — 0.1%
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	162,540

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	292,058

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	259,375

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	250,000	274,063

Pipelines — 1.3%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,682,340
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	605,613

Plains All American Pipeline LP / PAA Finance Corp. Company Guar. 3.95% due 09/15/15	250,000	262,242
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	586,768

		3,136,963

Publishing-Books — 0.4%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,048,639

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	161,294

Real Estate Investment Trusts — 1.3%
AvalonBay Communities, Inc. Senior Notes 5.50% due 01/15/12	250,000	262,443
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20*	500,000	544,127
ERP Operating LP Notes 5.50% due 10/01/12	150,000	161,160
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	811,371
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	271,206
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	1,091,917

		3,142,224

Retail-Automobile — 0.2%
Asbury Automotive Group, Inc. Company Guar. Notes 8.00% due 03/15/14	250,000	252,500
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	259,375

		511,875

Retail-Regional Department Stores — 0.3%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	750,000	787,500

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(9)	125,000	250

Special Purpose Entity — 0.1%
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*(8)	187,534	191,710

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	325,160

Telecom Services — 0.5%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,097,500

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	162,996

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	270,532

Total U.S. Corporate Bonds & Notes (cost $26,117,999)		28,134,774

FOREIGN CORPORATE BONDS & NOTES — 1.3%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	510,625

Medical-Drugs — 0.3%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	750,000	757,500

Oil Companies-Exploration & Production — 0.1%
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	500,000	376,250

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	522,837
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,059,941

		1,582,778

Total Foreign Corporate Bonds & Notes (cost $3,045,615)		3,227,153

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $584,936)	659,167	788,034

U.S. GOVERNMENT AGENCIES — 14.5%
Federal Home Loan Mtg. Corp. — 6.1%
4.50% due 07/01/19	545,354	579,426
4.50% due 06/01/35	861,446	902,509
4.50% due 07/01/39	716,812	748,320
4.50% due 09/01/39	960,743	1,000,234

5.00% due 06/01/33	316,028	335,258
5.00% due 08/01/33	956,785	1,014,375
5.00% due 05/01/34	536,984	568,144
5.00% due 04/01/35	485,502	513,674
5.00% due 01/01/40	468,259	492,212
5.50% due 11/01/17	108,376	116,906
5.50% due 01/01/18	136,173	146,891
5.50% due 11/01/18	248,337	268,193
5.50% due 05/01/31	134,384	144,186
5.50% due 11/01/32	296,711	318,616
5.50% due 12/01/33	481,873	517,146
5.50% due 09/01/35	549,293	586,412
5.50% due 01/01/36	469,182	500,887
5.50% due 04/01/36	514,545	553,112
6.00% due 04/01/17	79,590	85,835
6.00% due 05/01/17	137,542	148,405
6.00% due 05/01/31	72,292	79,447
6.00% due 09/01/32	38,105	41,829
6.00% due 12/01/33	282,520	310,150
6.00% due 05/01/34	399,615	435,673
6.00% due 01/01/35	801,747	871,398
6.00% due 06/01/38	726,343	784,732
6.50% due 02/01/14	24,293	26,292
6.50% due 01/01/32	194,773	217,459
7.00% due 02/01/15	9,321	9,983
7.00% due 03/01/15	27,573	29,586
7.00% due 06/01/15	9,359	10,081
7.00% due 03/01/16	22,917	24,687
7.00% due 01/01/32	32,236	36,574
7.50% due 12/01/30	66,783	76,151
7.50% due 01/01/31	61,745	70,407
7.50% due 02/01/31	11,088	12,644
8.00% due 08/01/30	13,262	15,270
REMIC
Series 3633, Class LA 4.50% due 03/15/38	425,990	452,303
Series 3200, Class GA 5.50% due 10/15/27(4)	82,616	83,022
Series 2808, Class PG 5.50% due 04/15/33(4)	600,000	649,175
Series 3632, Class BH 5.50% due 12/15/33	500,000	544,520
Series 3341, Class PA 6.00% due 09/15/29(4)	198,485	202,387

		14,524,511

Federal National Mtg. Assoc. — 7.1%
4.50% due 11/01/19	556,160	590,734
4.50% due 05/01/39	657,698	685,760
4.50% due 08/01/40	797,135	831,022
4.50% due 09/01/40	523,097	545,334
5.00% due 01/01/18	374,125	399,282
5.00% due 06/01/18	469,715	502,438
5.00% due 10/01/18	322,281	344,845
5.00% due 04/01/34	731,072	774,637
5.00% due 06/01/34	550,249	583,038
5.00% due 08/01/35	386,383	408,442
5.50% due 01/01/17	155,322	168,562
5.50% due 02/01/33	515,878	554,769
5.50% due 05/01/33	288,265	309,645
5.50% due 02/01/34	899,389	957,596
5.50% due 04/01/34	251,508	269,757
5.50% due 08/01/34	249,009	265,072
5.50% due 02/01/35	484,656	521,653
6.00% due 08/01/18	39,536	42,863
6.00% due 05/01/31	44,269	48,741
6.00% due 08/01/31	268,597	295,729
6.00% due 04/01/32	129,625	142,476
6.00% due 01/01/34	346,004	379,441
6.00% due 04/01/37	547,190	596,746
6.50% due 06/01/19	30,161	32,941
6.50% due 09/01/24	66,345	73,138
6.50% due 09/01/25	13,584	15,004
6.50% due 11/01/25	21,924	24,154
6.50% due 05/01/26	24,952	27,467
6.50% due 11/01/27	1,268	1,396
6.50% due 07/01/29	109,302	122,309
6.50% due 01/01/32	28,765	32,151
6.50% due 03/01/32	156,824	175,054
6.50% due 04/01/32	236,921	264,358
6.50% due 12/01/32	65,252	72,808
6.50% due 07/01/34	165,976	184,716
6.63% due 11/15/30	800,000	1,100,600
7.00% due 05/01/15	1,532	1,654
7.00% due 12/01/15	1,366	1,475
7.00% due 01/01/16	31,486	34,001
7.00% due 04/01/16	10,191	11,106
7.00% due 05/01/29	22,709	25,762
7.00% due 09/01/29	8,390	9,510
7.00% due 12/01/29	1,767	1,959
7.00% due 01/01/31	7,665	8,702
7.00% due 07/01/31	25,716	29,211
7.50% due 02/01/16	85,410	94,228
7.50% due 11/01/30	29,936	33,015
7.50% due 01/01/31	117,314	133,999
7.50% due 02/01/31	29,162	33,317
7.50% due 03/01/31	26,156	28,880
8.00% due 01/01/16	159,382	173,591
REMIC
Series 2009-19, Class PW 4.50% due 10/25/36(4)	300,000	323,267
Series 2010-75, Class CY 4.50% due 07/25/40(4)	400,000	431,317
Series 2010-22, Class PE 5.00% due 03/25/40(4)	500,000	542,495
Series 2010-31, Class AC 5.00% due 04/25/40(4)	500,000	544,323
Series 2007-79, Class MD 5.50% due 12/25/35(4)	1,000,000	1,103,628
Series 2006-7, Class TB 6.00% due 02/25/31(4)	500,000	510,443
Series 1993-248, Class SA 6.83% due 08/25/23(4)(5)	104,662	111,031
Series 2002-16, Class TM 7.00% due 04/25/32(4)	362,758	411,761

		16,943,353

Government National Mtg. Assoc. — 1.3%
4.00% due 03/20/40	477,081	493,915
5.50% due 07/20/33	434,809	469,979
5.50% due 02/20/34	307,731	332,150
5.50% due 03/20/34	287,761	310,595
6.00% due 05/20/32	114,829	125,969
6.00% due 07/20/33	238,125	261,829
6.00% due 08/15/34	332,283	363,592
6.50% due 11/15/23	58,674	65,286
6.50% due 12/15/23	202,122	224,900
6.50% due 02/15/24	64,319	72,064
6.50% due 03/20/27	5,123	5,720
6.50% due 04/20/27	23,163	25,862
6.50% due 07/15/32	73,216	81,747
6.50% due 04/20/34	142,159	157,709
7.00% due 12/15/22	15,940	18,043
7.00% due 05/15/23	4,511	5,116
7.00% due 06/15/23	5,953	6,752
7.00% due 12/15/23	11,740	13,303
7.00% due 04/15/28	13,639	15,564
7.50% due 08/15/30	16,039	18,382
7.50% due 09/15/30	5,083	5,825
7.50% due 11/15/30	36,830	42,210
7.50% due 01/15/31	24,797	28,482
REMIC
Series 2002-70, Class PA 4.50% due 08/20/32(4)	51,151	53,940

		3,198,934

Total U.S. Government Agencies (cost $32,692,340)		34,666,798

U.S. GOVERNMENT TREASURIES — 1.0%
U.S. Treasury Bonds — 0.6%
4.25% due 05/15/39	750,000	824,531
4.50% due 02/15/36	600,000	689,907

		1,514,438

U.S. Treasury Notes — 0.4%
0.38% due 08/31/12	250,000	249,814
1.88% due 02/28/14	700,000	725,649

		975,463

Total U.S. Government Treasuries (cost $2,343,419)		2,489,901

Total Long-Term Investment Securities (cost $208,726,320)		233,034,047

REPURCHASE AGREEMENT — 2.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $6,341,002 and collateralized by $6,045,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $6,482,372 (cost $6,341,000)	6,341,000	6,341,000

Total Investments (cost $215,067,320) (11)	100.0%	239,375,047
Other assets less liabilities	0.0	52,117

NET ASSETS	100.0%	$239,427,164

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $4,888,977 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.

(2)	Consists of more than one type of security traded together as a unit.

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	Collateralized Mortgage Obligation

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(6)	Variable Rate Security — the rate reflected is as of September 30, 2010, maturity date reflects next reset date.

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	Illiquid security. At September 30, 2010, the aggregate value of these securities was $191,710 representing 0.1% of net assets.

(9)	Bond in default

(10)	Fair valued security. Securities are classified as Level 2 for disclosures base on the securities valuation inputs; see Note 1.

(11)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

		Level 2-	Level 3-
	Level 1 -	Other	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$154,288,063	$92,479	$—	$154,380,542
Exchange-Traded Funds	145,018	—	—	145,018
Preferred Stock	2,016,147	—	—	2,016,147
Asset Backed Securities	—	5,365,623	1,188,807	6,554,430
Convertible Bonds & Notes	—	631,250	—	631,250
U.S. Corporate Bonds & Notes	—	28,134,774	0	28,134,774
Foreign Corporate Bonds & Notes	—	3,227,153	—	3,227,153
Foreign Government Agencies	—	788,034	—	788,034
U.S. Government Agencies	—	34,666,798	—	34,666,798
U.S. Government Treasuries	—	2,489,901	—	2,489,901
Repurchase Agreements	—	6,341,000	—	6,341,000

Total	$156,449,228	$81,737,012	$1,188,807	$239,375,047

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		U.S.
	Asset	Corporate
	Backed	Bonds
	Securities	& Notes

Balance as of 12/31/2009	$—	$3
Accrued discounts/premiums	—	—
Realized gain (loss)	—	(26,164)
Change in unrealized appreciation (depreciation)(1)	1,475	26,161
Net purchases (sales)	1,187,332	(0)
Transfers in and/or out of Level 3	—	—

Balance as of 09/30/2010	$1,188,807	$0

_______________
(1) The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at September 30, 2010 includes:

		U.S.
	Asset	Corporate
	Backed	Bonds
	Securities	& Notes

	$1,475	$—

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 98.0%
Aerospace/Defense — 0.2%
The Boeing Co.	315	$20,960

Agricultural Chemicals — 0.9%
Agrium, Inc.	750	56,242
The Mosaic Co.	380	22,329

		78,571

Applications Software — 2.1%
Microsoft Corp.	7,750	189,798

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.†	7,080	86,659

B2B/E-Commerce — 0.0%
ChinaCache International Holdings, Ltd. ADR†	200	2,780

Banks-Super Regional — 2.4%
Wells Fargo & Co.	8,400	211,092

Beverages-Non-Alcoholic — 2.8%
PepsiCo, Inc.	3,710	246,492

Casino Hotels — 0.5%
Las Vegas Sands Corp.†	1,405	48,964

Coal — 1.2%
CONSOL Energy, Inc.	2,860	105,706

Commercial Services — 1.5%
Alliance Data Systems Corp.†	2,100	137,046

Computer Services — 1.3%
International Business Machines Corp.	895	120,055

Computers — 3.2%
Apple, Inc.†	410	116,338
Hewlett-Packard Co.	3,200	134,624
Research In Motion, Ltd.†	700	34,083

		285,045

Computers-Memory Devices — 2.6%
EMC Corp.†	11,570	234,987

Cosmetics & Toiletries — 2.7%
The Procter & Gamble Co.	4,025	241,379

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	1,760	69,150

Diversified Banking Institutions — 4.1%
Bank of America Corp.	2,505	32,841
JPMorgan Chase & Co.	2,225	84,706
The Goldman Sachs Group, Inc.	705	101,929
UBS AG†	8,645	147,224

		366,700

Diversified Manufacturing Operations — 5.1%
General Electric Co.	15,160	246,350
Honeywell International, Inc.	4,025	176,859
Ingersoll-Rand PLC	930	33,210

		456,419

E-Commerce/Services — 0.9%
eBay, Inc.†	3,415	83,326

Electric Products-Misc. — 0.3%
Emerson Electric Co.	450	23,697

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	1,330	48,186
NextEra Energy, Inc.	1,230	66,900
PG&E Corp.	700	31,794

		146,880

Electronic Components-Semiconductors — 0.3%
Xilinx, Inc.	1,100	29,271

Engineering/R&D Services — 0.2%
Fluor Corp.	400	19,812

Enterprise Software/Service — 2.4%
Oracle Corp.	7,840	210,504

Financial Guarantee Insurance — 1.9%
Assured Guaranty, Ltd.	9,695	165,881

Food-Misc. — 0.6%
H.J. Heinz Co.	1,050	49,739

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	850	40,698

Insurance-Life/Health — 0.7%
Aflac, Inc.	1,250	64,638

Insurance-Multi-Line — 0.9%
Hartford Financial Services Group, Inc.	3,425	78,604

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	4,740	224,344

Machinery-Farming — 0.9%
Deere & Co.	1,160	80,945

Machinery-Pumps — 2.3%
Flowserve Corp.	1,905	208,445

Medical Instruments — 1.1%
Medtronic, Inc.	400	13,432
St. Jude Medical, Inc.†	2,235	87,925

		101,357

Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	1,590	87,625

Medical-Drugs — 4.2%
Abbott Laboratories	1,050	54,852
AstraZeneca PLC ADR	1,470	74,529
Merck & Co., Inc.	3,150	115,952
Pfizer, Inc.	7,354	126,268

		371,601

Medical-Generic Drugs — 2.0%
Teva Pharmaceutical Industries, Ltd. ADR	3,420	180,405

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	3,095	108,665

Metal Processors & Fabrication — 2.1%
Precision Castparts Corp.	1,440	183,384

Metal-Copper — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	900	76,851

Metal-Diversified — 0.9%
Rio Tinto PLC ADR	1,435	84,278

Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	450	28,764

Networking Products — 2.4%
Cisco Systems, Inc.†	9,860	215,934

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	600	18,270

Noble Corp.	2,090	70,621

		88,891

Oil Companies-Exploration & Production — 3.8%
Apache Corp.	1,385	135,398
EOG Resources, Inc.	630	58,571
Ultra Petroleum Corp.†	2,595	108,938
Whiting Petroleum Corp.†	400	38,204

		341,111

Oil Companies-Integrated — 3.0%
Exxon Mobil Corp.	4,285	264,770

Oil Field Machinery & Equipment — 1.5%
Cameron International Corp.†	3,200	137,472

Oil-Field Services — 0.4%
Schlumberger, Ltd.	510	31,421

Retail-Apparel/Shoe — 1.0%
The Children’s Place Retail Stores, Inc.†	1,755	85,591

Retail-Building Products — 1.1%
Lowe’s Cos., Inc.	4,200	93,618

Retail-Discount — 2.1%
Wal-Mart Stores, Inc.	3,475	185,982

Retail-Drug Store — 0.4%
CVS Caremark Corp.	1,200	37,764

Retail-Major Department Stores — 2.9%
Nordstrom, Inc.	4,155	154,566
TJX Cos., Inc.	2,240	99,971

		254,537

Retail-Restaurants — 1.9%
McDonald’s Corp.	2,220	165,412

Schools — 1.3%
ITT Educational Services, Inc.†	1,645	115,594

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	2,610	81,902

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	5,155	94,233

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	3

Telephone-Integrated — 2.5%
AT&T, Inc.	7,760	221,936

Television — 1.4%
CBS Corp., Class B	7,810	123,867

Tobacco — 1.4%
Philip Morris International, Inc.	2,295	128,566

Transport-Services — 2.1%
United Parcel Service, Inc., Class B	2,810	187,399

Web Portals/ISP — 2.1%
Google, Inc., Class A†	355	186,655

Wireless Equipment — 1.6%
QUALCOMM, Inc.	3,135	141,451

Total Common Stock (cost $7,921,098)		8,735,626

PREFERRED STOCK — 1.2%
Banks-Commercial — 1.2%
Itau Unibanco Holding SA ADR (cost $81,719)	4,237	102,450

Total Long-Term Investment Securities (cost $8,002,817)		8,838,076

REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities Joint Repurchase Agreement(1)	$65,000	65,000
UBS Securities LLC Joint Repurchase Agreement(1)	55,000	55,000

Total Repurchase Agreements (cost $120,000)		120,000

Total Investments (cost $8,122,817) (2)	100.5%	8,958,076
Liabilities in excess of other assets	(0.5)	(43,155)

NET ASSETS	100.0%	$8,914,921

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

		Level 2-	Level 3-
	Level 1 -	Other	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$456,419	$—	$—	$456,419
Other Industries*	8,279,207	—	—	8,279,207
Preferred Stock	102,450	—	—	102,450
Repurchase Agreements	—	120,000	—	120,000

Total	$8,838,076	$120,000	$—	$8,958,076

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.1%
Aerospace/Defense — 0.3%
The Boeing Co.	17,190	$1,143,823

Agricultural Chemicals — 1.0%
Agrium, Inc.	38,200	2,864,618
The Mosaic Co.	20,665	1,214,275

		4,078,893

Applications Software — 1.7%
Microsoft Corp.	275,325	6,742,709

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	190,515	2,331,904

B2B/E-Commerce — 0.0%
ChinaCache International Holdings, Ltd. ADR†	10,200	141,780

Banks-Super Regional — 2.3%
Wells Fargo & Co.	367,250	9,228,993

Beverages-Non-Alcoholic — 2.1%
PepsiCo, Inc.	128,560	8,541,526

Casino Hotels — 0.5%
Las Vegas Sands Corp.†	58,480	2,038,028

Coal — 1.3%
CONSOL Energy, Inc.	143,105	5,289,161

Commercial Services — 1.8%
Alliance Data Systems Corp.†	112,050	7,312,383

Commercial Services-Finance — 1.6%
Global Payments, Inc.	72,000	3,088,080
Mastercard, Inc., Class A	2,800	627,200
The Western Union Co.	154,700	2,733,549

		6,448,829

Computer Services — 0.6%
International Business Machines Corp.	19,035	2,553,355

Computers — 2.6%
Apple, Inc.†	14,835	4,209,431
Hewlett-Packard Co.	154,725	6,509,281

		10,718,712

Computers-Memory Devices — 2.4%
EMC Corp.†	351,240	7,133,684
NetApp, Inc.†	56,900	2,833,051

		9,966,735

Cosmetics & Toiletries — 1.9%
The Procter & Gamble Co.	131,265	7,871,962

Distribution/Wholesale — 1.3%
WESCO International, Inc.†	133,900	5,260,931

Diversified Banking Institutions — 4.4%
Bank of America Corp.	136,660	1,791,613
JPMorgan Chase & Co.	108,425	4,127,740
The Goldman Sachs Group, Inc.	32,535	4,703,910
UBS AG†	427,220	7,275,556

		17,898,819

Diversified Manufacturing Operations — 5.2%
Cooper Industries PLC	61,900	3,028,767
General Electric Co.	672,360	10,925,850
Honeywell International, Inc.	123,245	5,415,386
Ingersoll-Rand PLC	50,930	1,818,710

		21,188,713

E-Commerce/Services — 0.9%
eBay, Inc.†	150,090	3,662,196

Electric Products-Misc. — 0.3%
Emerson Electric Co.	24,130	1,270,686

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	122,900	4,452,667
NextEra Energy, Inc.	35,070	1,907,457

		6,360,124

Electronic Components-Semiconductors — 0.4%
Xilinx, Inc.	59,255	1,576,776

Engineering/R&D Services — 0.2%
Fluor Corp.	14,000	693,420

Enterprise Software/Service — 3.7%
BMC Software, Inc.†	69,400	2,809,312
JDA Software Group, Inc.†	138,500	3,512,360
ManTech International Corp., Class A†	71,300	2,823,480
Oracle Corp.	219,070	5,882,029

		15,027,181

Financial Guarantee Insurance — 2.1%
Assured Guaranty, Ltd.	508,360	8,698,040

Food-Misc. — 0.6%
H.J. Heinz Co.	47,800	2,264,286

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.†	34,900	1,671,012
Waters Corp.†	34,400	2,434,832

		4,105,844

Insurance-Life/Health — 0.7%
Aflac, Inc.	57,600	2,978,496

Insurance-Multi-Line — 1.8%
Hartford Financial Services Group, Inc.	326,965	7,503,847

Investment Management/Advisor Services — 2.6%
Ameriprise Financial, Inc.	216,320	10,238,426
Waddell & Reed Financial, Inc., Class A	20,300	555,408

		10,793,834

Machinery-Construction & Mining — 0.9%
Joy Global, Inc.	49,500	3,480,840

Machinery-Pumps — 2.4%
Flowserve Corp.	90,945	9,951,202

Medical Instruments — 1.4%
Medtronic, Inc.	20,200	678,316
St. Jude Medical, Inc.†	124,960	4,915,926

		5,594,242

Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	74,980	4,132,148

Medical-Drugs — 3.5%
AstraZeneca PLC ADR	59,000	2,991,300
Merck & Co., Inc.	137,100	5,046,651
Pfizer, Inc.	364,830	6,264,131

		14,302,082

Medical-Generic Drugs — 1.7%
Mylan, Inc.†	123,300	2,319,273
Teva Pharmaceutical Industries, Ltd. ADR	91,355	4,818,976

		7,138,249

Medical-HMO — 1.5%
Humana, Inc.†	68,200	3,426,368
UnitedHealth Group, Inc.	79,965	2,807,571

		6,233,939

Metal Processors & Fabrication — 2.0%
Precision Castparts Corp.	65,075	8,287,301

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	19,720	1,683,891

Metal-Diversified — 0.9%
Rio Tinto PLC ADR	65,420	3,842,117

Motion Pictures & Services — 0.6%
DreamWorks Animation SKG, Inc., Class A†	70,400	2,246,464

Networking Products — 2.8%
Atheros Communications, Inc.†	43,600	1,148,860
Cisco Systems, Inc.†	461,490	10,106,631

		11,255,491

Oil & Gas Drilling — 1.8%
Atwood Oceanics, Inc.†	107,058	3,259,916
Noble Corp.†	123,100	4,159,549

		7,419,465

Oil Companies-Exploration & Production — 4.0%
Apache Corp.	62,890	6,148,126
EOG Resources, Inc.	31,500	2,928,555
Ultra Petroleum Corp.†	145,960	6,127,401
Whiting Petroleum Corp.†	12,600	1,203,426

		16,407,508

Oil Companies-Integrated — 1.6%
Exxon Mobil Corp.	107,065	6,615,546

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	137,000	5,885,520

Oil-Field Services — 0.4%
Schlumberger, Ltd.	28,635	1,764,202

Retail-Apparel/Shoe — 1.6%
Aeropostale, Inc.†	68,750	1,598,437
The Buckle, Inc.	60,500	1,605,670
The Children’s Place Retail Stores, Inc.†	65,775	3,207,847

		6,411,954

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	97,280	2,168,371

Retail-Discount — 1.2%
Wal-Mart Stores, Inc.	89,780	4,805,026

Retail-Major Department Stores — 3.4%
Nordstrom, Inc.	247,870	9,220,764
TJX Cos., Inc.	103,935	4,638,619

		13,859,383

Retail-Restaurants — 1.2%
McDonald’s Corp.	67,590	5,036,131

Schools — 1.5%
ITT Educational Services, Inc.†	86,305	6,064,652

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	118,575	3,720,884

Steel-Producers — 0.6%
Steel Dynamics, Inc.	186,900	2,637,159

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	95,930	1,753,600

Telephone-Integrated — 1.4%
AT&T, Inc.	203,810	5,828,966

Television — 1.4%
CBS Corp., Class B	356,405	5,652,583

Tobacco — 1.5%
Philip Morris International, Inc.	112,540	6,304,491

Transport-Services — 2.0%
United Parcel Service, Inc., Class B	120,450	8,032,811

Web Portals/ISP — 1.8%
Google, Inc., Class A†	13,900	7,308,481

Wire & Cable Products — 0.7%
Belden, Inc.	104,900	2,767,262

Wireless Equipment — 1.2%
QUALCOMM, Inc.	110,515	4,986,437

Total Common Stock (cost $361,903,645)		397,270,384

PREFERRED STOCK — 0.8%
Banks-Commercial — 0.8%
Itau Unibanco Holding SA ADR (cost $2,718,654)	126,600	3,061,188

CONVERTIBLE BONDS & NOTES — 0.4%
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc. Senior Notes 3.95% due 08/15/38 (cost $1,774,216)	$1,808,000	1,830,600

Total Long-Term Investment Securities (cost $366,396,515)		402,162,172

REPURCHASE AGREEMENTS — 1.6%
Bank of America Joint Repurchase Agreement(1)	3,920,000	3,920,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,810,000	2,810,000

Total Repurchase Agreements (cost $6,730,000)		6,730,000

Total Investments (cost $373,126,515)(2)	99.9%	408,892,172
Other assets less liabilities	0.1	312,724

NET ASSETS	100.0%	$409,204,896

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

		Level 2-	Level 3-
	Level 1 -	Other	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$21,188,713	$—	$—	$21,188,713
Other Industries*	376,081,671	—	—	376,081,671
Preferred Stock	3,061,188	—	—	3,061,188
Convertible Notes	—	1,830,600	—	1,830,600
Repurchase Agreements	—	6,730,000	—	6,730,000

Total	$400,331,572	$8,560,600	$—	$408,892,172

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 93.9%
Aerospace/Defense — 1.4%
The Boeing Co.	229,600	$15,277,584

Agricultural Chemicals — 1.1%
The Mosaic Co.	202,100	11,875,396

Airlines — 1.0%
JetBlue Airways Corp.†	1,553,100	10,390,239

Apparel Manufacturers — 2.3%
Coach, Inc.	270,750	11,631,420
Hanesbrands, Inc.†	495,000	12,800,700

		24,432,120

Applications Software — 1.1%
Citrix Systems, Inc.†	172,000	11,737,280

Auto-Cars/Light Trucks — 1.1%
Daimler AG†	179,982	11,399,450

Auto-Heavy Duty Trucks — 0.9%
Navistar International Corp.†	217,370	9,486,027

Auto/Truck Parts & Equipment-Original — 1.1%
Johnson Controls, Inc.	384,500	11,727,250

Banks-Commercial — 1.1%
Banco Santander Brasil SA ADR	826,200	11,376,774

Building-Residential/Commercial — 1.0%
MRV Engenharia e Participacoes SA	1,164,500	11,053,115

Casino Hotels — 0.7%
MGM Resorts International†	610,500	6,886,440

Cellular Telecom — 1.1%
MetroPCS Communications, Inc.†	1,146,600	11,993,436

Coal — 1.5%
CONSOL Energy, Inc.	246,800	9,121,728
Peabody Energy Corp.	136,200	6,675,162

		15,796,890

Coffee — 2.1%
Green Mountain Coffee Roasters, Inc.†	720,030	22,457,736

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	217,700	14,035,119

Computers — 6.3%
Apple, Inc.†	235,000	66,681,250

Computers-Integrated Systems — 1.8%
Riverbed Technology, Inc.†	277,580	12,652,096
Teradata Corp.†	160,200	6,177,312

		18,829,408

Computers-Memory Devices — 1.1%
EMC Corp.†	585,766	11,896,907

Consulting Services — 0.0%
Accretive Health, Inc.†	33,600	363,888

Diversified Banking Institutions — 1.2%
The Goldman Sachs Group, Inc.	89,000	12,867,620

Diversified Manufacturing Operations — 2.0%
Ingersoll-Rand PLC	592,000	21,140,320

E-Commerce/Services — 2.7%
eBay, Inc.†	723,790	17,660,476
NetFlix, Inc.†	69,700	11,302,552

		28,963,028

Electronic Components-Misc. — 1.9%
Gentex Corp.	535,500	10,447,605
Jabil Circuit, Inc.	692,500	9,978,925

		20,426,530

Electronic Components-Semiconductors — 4.3%
Broadcom Corp., Class A	516,400	18,275,396
Cavium Networks, Inc.†	344,300	9,902,068
Skyworks Solutions, Inc.†	834,070	17,248,568

		45,426,032

Enterprise Software/Service — 2.7%
Concur Technologies, Inc.†	222,900	11,020,176
Oracle Corp.	648,400	17,409,540

		28,429,716

Entertainment Software — 1.0%
Activision Blizzard, Inc.	932,200	10,086,404

Home Furnishings — 1.0%
Tempur-Pedic International, Inc.†	349,097	10,822,007

Human Resources — 1.2%
Manpower, Inc.	233,500	12,188,700

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.†	221,500	10,605,420

Insurance-Multi-Line — 0.9%
Genworth Financial, Inc., Class A†	803,700	9,821,214

Internet Application Software — 1.1%
Tencent Holdings, Ltd.	534,900	11,685,437

Investment Companies — 0.5%
Vallar PLC†	339,642	4,889,925

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	222,200	10,516,726
Invesco, Ltd.	741,350	15,738,861

		26,255,587

Machinery-Electrical — 0.7%
Regal-Beloit Corp.	134,520	7,894,979

Medical Instruments — 1.1%
Edwards Lifesciences Corp.†	180,000	12,069,000

Medical-Biomedical/Gene — 1.8%
Amylin Pharmaceuticals, Inc.†	238,000	4,962,300
Celgene Corp.†	247,600	14,264,236

		19,226,536

Medical-Drugs — 2.3%
Auxilium Pharmaceuticals, Inc.†	405,700	10,053,246
Salix Pharmaceuticals, Ltd.†	116,800	4,639,296
Shionogi & Co., Ltd.	535,200	9,796,186

		24,488,728

Medical-Generic Drugs — 2.1%
Mylan, Inc.†	565,310	10,633,481
Watson Pharmaceuticals, Inc.†	268,200	11,347,542

		21,981,023

Medical-HMO — 3.5%
Aetna, Inc.	356,680	11,274,655
CIGNA Corp.	229,700	8,218,666
UnitedHealth Group, Inc.	506,930	17,798,312

		37,291,633

Metal-Copper — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	158,700	13,551,393

Motion Pictures & Services — 1.0%
DreamWorks Animation SKG, Inc., Class A†	345,530	11,025,862

Networking Products — 3.3%
Acme Packet, Inc.†	304,200	11,541,348
Atheros Communications, Inc.†	380,770	10,033,289
Polycom, Inc.†	479,925	13,092,354

		34,666,991

Oil Companies-Exploration & Production — 0.9%
Apache Corp.	101,400	9,912,864

Pharmacy Services — 1.3%
SXC Health Solutions Corp.†	389,130	14,191,571

Printing-Commercial — 0.9%
VistaPrint NV†	239,680	9,263,632

Rental Auto/Equipment — 1.7%
Localiza Rent a Car SA	1,085,600	18,253,735

Research & Development — 1.1%
Pharmaceutical Product Development, Inc.	471,930	11,699,145

Retail-Apparel/Shoe — 1.8%
Ross Stores, Inc.	260,100	14,206,662
Urban Outfitters, Inc.†	141,210	4,439,642

		18,646,304

Retail-Bedding — 1.0%
Bed Bath & Beyond, Inc.†	256,300	11,125,983

Retail-Discount — 1.1%
Family Dollar Stores, Inc.	263,600	11,640,576

Retail-Mail Order — 1.4%
Williams-Sonoma, Inc.	453,000	14,360,100

Retail-Office Supplies — 0.5%
Staples, Inc.	243,400	5,091,928

Retail-Sporting Goods — 1.1%
Dick’s Sporting Goods, Inc.†	423,000	11,860,920

Semiconductor Components-Integrated Circuits — 1.9%
Cypress Semiconductor Corp.†	745,410	9,377,258
Maxim Integrated Products, Inc.	593,900	10,993,089

		20,370,347

Transport-Services — 2.7%
Expeditors International of Washington, Inc.	331,080	15,305,828
FedEx Corp.	158,100	13,517,550

		28,823,378

Web Hosting/Design — 1.4%
Equinix, Inc.†	148,440	15,192,834

Web Portals/ISP — 1.8%
Google, Inc., Class A†	36,100	18,981,019

Wireless Equipment — 3.0%
American Tower Corp., Class A†	227,800	11,677,028
QUALCOMM, Inc.	437,100	19,721,952

		31,398,980

X-Ray Equipment — 1.2%
Hologic, Inc.†	767,220	12,283,192

Total Long-Term Investment Securities (cost $848,330,712)		996,596,902

REPURCHASE AGREEMENTS — 5.3%
Bank of America Joint Repurchase Agreement(1)	$32,680,000	32,680,000
UBS Securities LLC Joint Repurchase Agreement(1)	23,375,000	23,375,000

Total Repurchase Agreements (cost $56,055,000)		56,055,000

Total Investments (cost $904,385,712) (2)	99.2%	1,052,651,902
Other assets less liabilities	0.8	8,195,785

NET ASSETS	100.0%	$1,060,847,687

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
Open Forward Foreign Currency Contracts

						Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Appreciation	(Depreciation)

Bank of America N.A.	EUR	4,013,000	USD	5,087,882	10/13/2010	$—	$(382,480)
BNP Paribas SA	USD	5,055,105	EUR	3,922,000	10/13/2010	291,210	—
Royal Bank of Canada	EUR	1,658,000	USD	2,087,795	10/13/2010	—	(172,325)
UBS AG	EUR	3,959,000	USD	5,122,277	10/13/2010	—	(274,475)

Unrealized Appreciation (Depreciation)						$291,210	$(829,280)

EUR —	Euro

USD —	United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$66,681,250	$—	$—	$66,681,250
Other Industries*	929,915,652	—	—	929,915,652
Repurchase Agreements	—	56,055,000	—	56,055,000
Other Financial Instruments@
Open Forward Foreign Currency Contracts — Appreciation	—	291,210	—	291,210

Total	$996,596,902	$56,346,210	$—	$1,052,943,112

LIABILITIES:
Other Financial Instruments@
Open Forward Foreign Currency Contracts — Depreciation	$—	$(829,280)	$—	$(829,280)

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 94.8%
Coal — 7.3%
Bumi Resources Tbk PT	11,764,000	$2,800,952
China Shenhua Energy Co., Ltd.	1,470,500	6,083,769
CONSOL Energy, Inc.	195,900	7,240,464
Peabody Energy Corp.	101,300	4,964,713

		21,089,898

Diversified Minerals — 3.4%
Anglo American PLC	163,744	6,496,226
BHP Billiton PLC	99,804	3,174,837

		9,671,063

Gold Mining — 6.6%
AngloGold Ashanti, Ltd. ADR	126,127	5,832,112
Gold Fields, Ltd.	264,441	4,006,308
Kinross Gold Corp.	331,900	6,236,401
Newcrest Mining, Ltd.	78,504	3,010,081

		19,084,902

Metal-Aluminum — 2.0%
Alumina, Ltd.	3,245,459	5,677,784

Metal-Copper — 4.5%
First Quantum Minerals, Ltd.	37,400	2,844,349
Freeport-McMoRan Copper & Gold, Inc.	80,400	6,865,356
Kazakhmys PLC	138,122	3,150,488

		12,860,193

Metal-Diversified — 5.3%
Rio Tinto PLC	149,138	8,717,588
Rio Tinto PLC ADR	112,600	6,612,998

		15,330,586

Non-Ferrous Metals — 3.3%
Cameco Corp. (New York)	279,000	7,736,670
Cameco Corp. (Toronto)	64,300	1,787,326

		9,523,996

Oil Companies-Exploration & Production — 23.3%
Canadian Natural Resources, Ltd.	282,100	9,757,934
Chesapeake Energy Corp.	295,400	6,690,810
Denbury Resources, Inc.†	143,300	2,277,037
Devon Energy Corp.	71,500	4,628,910
EnCana Corp.	219,482	6,632,030
EOG Resources, Inc.	114,300	10,626,471
EQT Corp.	106,400	3,836,784
Gazprom OAO ADR	73,444	1,538,652
Gazprom OAO ADR (London)	170,750	3,584,042
MEG Energy Corp.†*	83,900	2,923,331
Southwestern Energy Co.†	223,000	7,457,120
Ultra Petroleum Corp.†	170,600	7,161,788

		67,114,909

Oil Companies-Integrated — 33.6%
BG Group PLC	628,769	11,047,792
BP PLC ADR	294,600	12,128,682
Chevron Corp.	84,400	6,840,620
ENI SpA ADR	286,200	12,358,116
Exxon Mobil Corp.	315,484	19,493,756
Hess Corp.	92,600	5,474,512
PetroChina Co., Ltd. ADR	35,400	4,121,268
Petroleo Brasileiro SA ADR	74,300	2,694,861
Repsol YPF SA ADR	252,000	6,483,960
Rosneft Oil Co. GDR†	723,635	4,826,646
Suncor Energy, Inc.	348,892	11,359,590

		96,829,803

Oil Refining & Marketing — 1.7%
Reliance Industries, Ltd. GDR (London)†*	79,723	3,555,646
Reliance Industries, Ltd. GDR (New York)†*	25,885	1,154,471

		4,710,117

Pipelines — 0.8%
The Williams Cos., Inc.	125,600	2,400,216

Platinum — 3.0%
Anglo Platinum, Ltd.†	92,024	8,726,784

Total Common Stock (cost $246,864,021)		273,020,251

EQUITY CERTIFICATES — 1.5%
Diversified Minerals — 1.5%
Morgan Stanley — NMDC, Ltd.†*(1) (cost $4,814,013)	726,277	4,225,376

PREFERRED STOCK — 2.7%
Diversified Minerals — 2.7%
Vale SA, Class A ADR (cost $3,163,221)	277,800	7,708,950

Total Long-Term Investment Securities (cost $254,841,255)		284,954,577

REPURCHASE AGREEMENTS — 1.6%
Bank of America Joint Repurchase Agreement(2)	$2,690,000	2,690,000
UBS Securities LLC Joint Repurchase Agreement(2)	1,930,000	1,930,000

Total Repurchase Agreements (cost $4,620,000)		4,620,000

Total Investments (cost $259,461,255) (3)	100.6%	289,574,577
Liabilities in excess of other assets	(0.6)	(1,628,703)

NET ASSETS	100.0%	$287,945,874

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $11,858,824 representing 4.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At September 30, 2010, the aggregate value of these securities was $4,225,376, representing 1.5% of net assets.

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

		Level 2-	Level 3-
	Level 1 -	Other	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Coal	$21,089,898	$—	$—	$21,089,898
Gold Mining	19,084,902	—	—	19,084,902
Metal-Diversified	15,330,586	—	—	15,330,586
Oil Companies — Exploration & Production	67,114,909	—	—	67,114,909
Oil Companies — Integrated	96,829,803	—	—	96,829,803
Other Industries*	53,570,153	—	—	53,570,153
Equity Certificates	4,225,376	—	—	4,225,376
Preferred Stock	7,708,950	—	—	7,708,950
Repurchase Agreements	—	4,620,000	—	4,620,000

Total	$284,954,577	$4,620,000	$—	$289,574,577

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 62.7%
Aerospace/Defense — 0.2%
The Boeing Co.	720	$47,909

Agricultural Chemicals — 0.6%
Agrium, Inc.	1,250	93,737
The Mosaic Co.	860	50,534

		144,271

Applications Software — 1.3%
Microsoft Corp.	13,860	339,431

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	13,520	165,485

B2B/E-Commerce — 0.0%
ChinaCache International Holdings, Ltd. ADR†	400	5,560

Banks-Super Regional — 1.5%
Wells Fargo & Co.	15,395	386,876

Beverages-Non-Alcoholic — 1.7%
PepsiCo, Inc.	6,840	454,450

Casino Hotels — 0.4%
Las Vegas Sands Corp.†	2,600	90,610

Coal — 0.7%
CONSOL Energy, Inc.	5,140	189,974

Commercial Services — 0.9%
Alliance Data Systems Corp.†	3,640	237,546

Computer Services — 0.9%
International Business Machines Corp.	1,750	234,745

Computers — 2.1%
Apple, Inc.†	835	236,931
Hewlett-Packard Co.	5,955	250,527
Research In Motion, Ltd.†	1,200	58,428

		545,886

Computers-Memory Devices — 1.6%
EMC Corp.†	21,125	429,049

Cosmetics & Toiletries — 1.7%
The Procter & Gamble Co.	7,325	439,280

Distribution/Wholesale — 0.4%
WESCO International, Inc.†	2,900	113,941

Diversified Banking Institutions — 2.8%
Bank of America Corp.	5,775	75,710
JPMorgan Chase & Co.	4,520	172,077
The Goldman Sachs Group, Inc.	1,395	201,689
UBS AG†	16,570	282,187

		731,663

Diversified Manufacturing Operations — 3.4%
General Electric Co.	28,845	468,731
Honeywell International, Inc.	7,510	329,989
Ingersoll-Rand PLC	2,125	75,884

		874,604

E-Commerce/Services — 0.6%
eBay, Inc.†	6,480	158,112

Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,040	54,766

Electric-Integrated — 1.0%
American Electric Power Co., Inc.	2,100	76,083
NextEra Energy, Inc.	2,390	129,992
PG&E Corp.	1,200	54,504

		260,579

Electronic Components-Semiconductors — 0.3%
Xilinx, Inc.	2,610	69,452

Engineering/R&D Services — 0.1%
Fluor Corp.	600	29,718

Enterprise Software/Service — 1.5%
Oracle Corp.	14,605	392,144

Financial Guarantee Insurance — 1.1%
Assured Guaranty, Ltd.	17,245	295,062

Food-Misc. — 0.3%
H.J. Heinz Co.	1,675	79,345

Instruments-Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	1,800	86,184

Insurance-Life/Health — 0.4%
Aflac, Inc.	2,100	108,591

Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc.	6,340	145,503

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	8,645	409,168

Machinery-Farming — 0.5%
Deere & Co.	1,900	132,582

Machinery-Pumps — 1.5%
Flowserve Corp.	3,535	386,800

Medical Instruments — 0.7%
Medtronic, Inc.	900	30,222
St. Jude Medical, Inc.†	4,180	164,441

		194,663

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	3,120	171,943

Medical-Drugs — 2.7%
Abbott Laboratories	1,700	88,808
AstraZeneca PLC ADR	2,490	126,243
Merck & Co., Inc.	6,180	227,486
Pfizer, Inc.	14,597	250,630

		693,167

Medical-Generic Drugs — 1.3%
Teva Pharmaceutical Industries, Ltd. ADR	6,285	331,534

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	5,930	208,202

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	2,695	343,208

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	1,730	147,725

Metal-Diversified — 0.6%
Rio Tinto PLC ADR	2,860	167,968

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	950	60,724

Networking Products — 1.6%
Cisco Systems, Inc.†	18,485	404,822

Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	1,100	33,495

Noble Corp.†	3,700	125,023

		158,518

Oil Companies-Exploration & Production — 2.4%
Apache Corp.	2,615	255,642
EOG Resources, Inc.	1,250	116,213
Ultra Petroleum Corp.†	4,940	207,381
Whiting Petroleum Corp.†	600	57,306

		636,542

Oil Companies-Integrated — 2.0%
Exxon Mobil Corp.	8,315	513,784

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	5,900	253,464

Oil-Field Services — 0.3%
Schlumberger, Ltd.	1,180	72,700

Retail-Apparel/Shoe — 0.6%
The Children’s Place Retail Stores, Inc.†	2,930	142,896

Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	8,095	180,438

Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	6,570	351,626

Retail-Drug Store — 0.2%
CVS Caremark Corp.	2,050	64,514

Retail-Major Department Stores — 1.8%
Nordstrom, Inc.	7,650	284,580
TJX Cos., Inc.	4,310	192,355

		476,935

Retail-Restaurants — 1.2%
McDonald’s Corp.	4,155	309,589

Schools — 0.8%
ITT Educational Services, Inc.†	2,850	200,270

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	4,925	154,547

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	9,635	176,128

Telephone-Integrated — 1.6%
AT&T, Inc.	14,775	422,565

Television — 0.9%
CBS Corp., Class B	14,750	233,935

Tobacco — 1.0%
Philip Morris International, Inc.	4,845	271,417

Transport-Services — 1.3%
United Parcel Service, Inc., Class B	5,215	347,788

Web Portals/ISP — 1.3%
Google, Inc., Class A†	655	344,393

Wireless Equipment — 1.0%
QUALCOMM, Inc.	6,020	271,622

Total Common Stock (cost $14,775,315)		16,346,913

PREFERRED STOCK — 0.6%
Banks-Commercial — 0.6%
Itau Unibanco Holding SA ADR (cost $137,080)	7,060	170,711

U.S. CORPORATE BONDS & NOTES — 6.4%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$50,000	54,040

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	29,469	30,574
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	54,567
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	26,548	28,672

		113,813

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	52,769

Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	34,364

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	52,111

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	50,000	54,565

Diversified Banking Institutions — 1.8%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	205,781
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	41,875
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	105,461
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	105,894

		459,011

Diversified Financial Services — 0.9%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	200,000	205,102

General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	37,778

		242,880

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	40,651
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	11,626

		52,277

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	10,757

Insurance-Mutual — 0.3%
Liberty Mutual Insurance Senior Sub. Notes 7.88% due 10/15/26*	75,000	81,260

Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	50,000	61,607

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	17,765

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	27,724

Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	26,076
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	15,000	16,012
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	44,094
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	11,454
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	17,195
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	63,905

		178,736

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	45,063
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	11,870
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,305
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	22,367

		84,605

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	82,885	94,165

Total U.S. Corporate Bonds & Notes (cost $1,562,991)		1,672,449

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	42,948

MUNICIPAL BONDS & NOTES — 0.5%
U.S. Municipal Bonds & Notes — 0.5%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	67,053
Oregon School Boards Assoc. General Obligation 4.76% due 06/30/28	55,000	52,395

Total Municipal Bonds & Notes (cost $119,871)		119,448

U.S. GOVERNMENT AGENCIES — 17.1%
Federal Home Loan Mtg. Corp. — 5.1%
4.50% due 09/01/35	82,466	86,397
4.50% due 02/01/39	786,635	818,969
5.00% due 10/01/35	67,876	71,730
5.00% due 12/01/35	82,658	87,351
5.00% due 05/01/38	245,704	259,962

		1,324,409

Federal National Mtg. Assoc. — 8.1%
4.50% due 09/01/35	60,779	63,837
4.50% due 03/01/38	497,929	519,408
4.50% due 08/01/38	605,403	631,517
4.50% due 01/01/39	63,859	66,583
5.00% due 03/01/19	254,307	271,566
5.00% due 04/01/19	53,897	57,555
5.00% due 07/01/33	23,738	25,205
5.00% due 03/01/34	57,535	61,089
5.00% due 09/01/34	36,919	39,119
5.00% due 08/01/35	123,054	130,079
5.00% due 06/01/36	239,910	253,606

		2,119,564

Government National Mtg. Assoc. — 3.7%
5.00% due 11/15/34	137,164	147,116
5.00% due 11/15/35	232,734	249,063
5.50% due 04/15/34	111,905	120,956
6.00% due 10/15/32	32,416	35,571
6.50% due 08/15/23	1,183	1,316
6.50% due 09/15/23	11,040	12,284
6.50% due 10/15/23	1,308	1,455
6.50% due 11/15/23	86,750	96,525
6.50% due 12/15/23	95,507	106,270

6.50% due 09/15/28	7,454	8,349
6.50% due 11/15/28	20,622	23,218
6.50% due 10/15/31	3,194	3,584
6.50% due 02/15/35	73,101	81,206
7.00% due 01/15/33	10,851	12,386
7.00% due 10/15/34	65,890	74,973

		974,272

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	24,105
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	24,067

		48,172

Total U.S. Government Agencies (cost $4,209,863)		4,466,417

U.S. GOVERNMENT TREASURIES — 9.0%
U.S. Treasury Bonds — 1.8%
3.88% due 08/15/40	65,000	67,194
4.38% due 11/15/39	130,000	145,843
4.38% due 05/15/40	75,000	84,235
4.63% due 02/15/40	135,000	157,739

		455,011

U.S. Treasury Notes — 7.2%
1.00% due 09/30/11	120,000	120,839
2.50% due 03/31/15	175,000	185,568
3.13% due 09/30/13	550,000	590,391
3.50% due 05/15/20	410,000	445,043
3.88% due 05/15/18	300,000	338,719
4.63% due 02/15/17	175,000	205,707

		1,886,267

Total U.S. Government Treasuries (cost $2,190,305)		2,341,278

Total Long-Term Investment Securities (cost $23,035,323)		25,160,164

REPURCHASE AGREEMENTS — 3.3%
Bank of America Joint Repurchase Agreement(1)	495,000	495,000
UBS Securities LLC Joint Repurchase Agreement(1)	360,000	360,000

Total Repurchase Agreements (cost $855,000)		855,000

Total Investments (cost $23,890,323)(2)	99.8%	26,015,164
Other assets less liabilities	0.2	51,661

NET ASSETS	100.0%	$26,066,825

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010 the aggregate value of these securities was $135,300 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

FDIC — Federal Deposit Insurance Corporation

STRIPS — Separate trading of registered interest and principal of securities.
Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	September 30, 2010	(Depreciation)

2	Long	U.S. Treasury 5 Year Note	December 2010	$241,004	$241,734	$730
13	Short	S&P 500 E-Mini Index	December 2010	734,331	738,855	(4,524)

						$(3,794)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$16,346,913	$—	$—	$16,346,913
Preferred Stock	170,711	—	—	170,711
U.S. Corporate Bonds & Notes	—	1,672,449	—	1,672,449
Foreign Corporate Bonds & Notes	—	42,948	—	42,948
Municipal Bonds & Notes	—	119,448	—	119,448
U.S. Government Agencies	—	4,466,417	—	4,466,417
U.S. Government Treasuries	—	2,341,278	—	2,341,278
Repurchase Agreements	—	855,000	—	855,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	730	—	—	730

Total	$16,518,354	$9,497,540	$—	$26,015,894

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$(4,524)	$—	$—	$(4,524)

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount(1)	(Note 1)

COMMON STOCK — 66.6%
Aerospace/Defense — 0.9%
Northrop Grumman Corp.	2,700	$163,701
The Boeing Co.	1,018	67,738

		231,439

Agricultural Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	325	46,588
The Mosaic Co.	799	46,949

		93,537

Agricultural Operations — 0.3%
Bunge, Ltd.	1,300	76,908

Airlines — 1.0%
British Airways PLC†	24,380	92,989
Continental Airlines, Inc., Class B†	2,700	67,068
JetBlue Airways Corp.†	6,596	44,127
UAL Corp.†	1,900	44,897

		249,081

Apparel Manufacturers — 0.5%
Coach, Inc.	1,695	72,817
Hanesbrands, Inc.†	2,267	58,625

		131,442

Applications Software — 0.6%
Citrix Systems, Inc.†	2,055	140,233

Auto-Cars/Light Trucks — 0.8%
Daimler AG†	3,287	208,187

Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	602	26,271

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	1,869	57,005

Banks-Commercial — 3.4%
Agricultural Bank of China†	313,000	162,574
Banco Santander Brasil SA ADR	8,993	123,834
China Merchants Bank Co., Ltd.	60,485	155,912
HDFC Bank, Ltd. ADR	550	101,404
Industrial & Commercial Bank of China	110,000	81,945
Intesa Sanpaolo SpA	20,750	67,395
PT Bank Central Asia	40,500	30,403
PT Bank Mandiri Tbk	52,000	41,950
Standard Chartered PLC	2,691	77,190

		842,607

Banks-Super Regional — 1.1%
Wells Fargo & Co.	11,100	278,943

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.†	1,200	80,676

Beverages-Non-Alcoholic — 1.3%
PepsiCo, Inc.	4,700	312,268

Building Products-Cement — 0.6%
CRH PLC	9,158	150,065

Building-Residential/Commercial — 0.2%
MRV Engenharia e Participacoes SA	5,925	56,239

Casino Hotels — 0.2%
MGM Resorts International†	3,287	37,077

Cellular Telecom — 1.0%
America Movil SAB de CV, Series L ADR	3,800	202,654
MetroPCS Communications, Inc.†	4,714	49,308

		251,962

Chemicals-Diversified — 0.4%
Shin-Etsu Chemical Co., Ltd.	1,900	92,519

Coal — 0.8%
CONSOL Energy, Inc.	3,444	127,290
Peabody Energy Corp.	1,400	68,614

		195,904

Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†	2,752	85,835

Commercial Services — 0.6%
SGS SA	90	145,443

Commercial Services-Finance — 0.2%
SEI Investments Co.	2,000	40,680

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	900	58,023
International Business Machines Corp.	1,640	219,990

		278,013

Computers — 2.1%
Apple, Inc.†	1,680	476,700
Research In Motion, Ltd.†	760	37,004

		513,704

Computers-Integrated Systems — 0.2%
Riverbed Technology, Inc.†	1,333	60,758

Computers-Memory Devices — 0.6%
NetApp, Inc.†	2,800	139,412

Cosmetics & Toiletries — 0.3%
Beiersdorf AG	1,066	65,250

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	1,450	172,710

Diversified Banking Institutions — 2.4%
Barclays PLC	9,193	43,266
Julius Baer Group, Ltd.	1,560	56,787
The Goldman Sachs Group, Inc.	935	135,182
UBS AG†	20,429	346,772

		582,007

Diversified Manufacturing Operations — 2.2%
General Electric Co.	19,200	312,000
Illinois Tool Works, Inc.	1,000	47,020
Ingersoll-Rand PLC	2,222	79,348
Textron, Inc.	4,300	88,408

		526,776

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,015	159,416

E-Commerce/Services — 0.5%
eBay, Inc.†	2,879	70,248
NetFlix, Inc.†	252	40,864

		111,112

Electric-Integrated — 0.6%
Northeast Utilities	5,200	153,764

Electric-Transmission — 0.7%
National Grid PLC	19,948	169,216

Electronic Components-Misc. — 0.3%
Gentex Corp.	1,444	28,172
Jabil Circuit, Inc.	3,153	45,435

		73,607

Electronic Components-Semiconductors — 0.8%
Altera Corp.	2,700	81,432
Broadcom Corp., Class A	2,045	72,373
Skyworks Solutions, Inc.†	2,540	52,527

		206,332

Electronic Forms — 0.6%
Adobe Systems, Inc.†	5,600	146,440

Electronic Measurement Instruments — 0.2%
Trimble Navigation, Ltd.†	1,124	39,385

Enterprise Software/Service — 2.2%
BMC Software, Inc.†	1,800	72,864
Concur Technologies, Inc.†	1,358	67,139
Oracle Corp.	14,949	401,381

		541,384

Entertainment Software — 0.2%
Activision Blizzard, Inc.	3,690	39,926

Finance-Investment Banker/Broker — 0.3%
Lazard, Ltd., Class A	1,800	63,144

Finance-Other Services — 0.6%
BM&F Bovespa SA	16,600	138,824

Food-Misc. — 2.7%
Danone SA	5,436	325,141
Kraft Foods, Inc., Class A	8,000	246,880
Nestle SA	1,870	99,623

		671,644

Gas-Transportation — 0.7%
Snam Rete Gas SpA	33,688	170,612

Home Furnishings — 0.1%
Tempur-Pedic International, Inc.†	975	30,225

Hotel/Motels — 0.3%
Shangri-La Asia, Ltd.	27,333	62,143

Human Resources — 0.9%
Manpower, Inc.	960	50,112
The Capita Group PLC	14,096	174,047

		224,159

Industrial Automated/Robotic — 0.3%
Fanuc, Ltd.	600	76,402

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	1,091	52,237

Insurance-Life/Health — 0.5%
Principal Financial Group, Inc.	3,300	85,536
Sony Financial Holdings, Inc.	12	39,099

		124,635

Insurance-Multi-Line — 0.1%
Genworth Financial, Inc., Class A†	2,992	36,562

Insurance-Property/Casualty — 0.4%
Tokio Marine Holdings, Inc.	4,000	107,906

Internet Application Software — 0.5%
Tencent Holdings, Ltd.	5,273	115,194

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	1,239	58,642
Invesco, Ltd.	8,533	181,155

		239,797

Machinery-Construction & Mining — 0.2%
Atlas Copco AB, Class A	2,759	53,253

Machinery-Electrical — 0.2%
Regal-Beloit Corp.	764	44,839

Machinery-General Industrial — 0.4%
Kone Oyj, Class B	1,742	90,004

Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	929	62,289

Medical Products — 1.7%
Covidien PLC	3,400	136,646
Johnson & Johnson	4,400	272,624

		409,270

Medical-Biomedical/Gene — 0.2%
Celgene Corp.†	1,003	57,783

Medical-Drugs — 1.5%
AstraZeneca PLC	452	22,959
Auxilium Pharmaceuticals, Inc.†	1,300	32,214
Furiex Pharmaceuticals, Inc.†	140	1,579
Pfizer, Inc.	15,700	269,569
Shionogi & Co., Ltd.	1,721	31,501

		357,822

Medical-Generic Drugs — 1.4%
Mylan, Inc.†	2,712	51,013
Teva Pharmaceutical Industries, Ltd. ADR	5,200	274,300
Watson Pharmaceuticals, Inc.†	208	8,800

		334,113

Medical-HMO — 1.3%
Aetna, Inc.	1,432	45,265
UnitedHealth Group, Inc.	7,626	267,749

		313,014

Metal Processors & Fabrication — 0.9%
Assa Abloy AB, Class B	2,263	57,076
Precision Castparts Corp.	1,200	152,820

		209,896

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	641	54,735

Metal-Diversified — 1.0%
Rio Tinto PLC	4,334	253,336

Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	1,433	45,727

Multimedia — 0.7%
Pearson PLC	2,096	32,448
WPP PLC	13,341	147,645

		180,093

Networking Products — 1.7%
Acme Packet, Inc.†	1,169	44,352
Atheros Communications, Inc.†	1,691	44,558
Cisco Systems, Inc.†	13,200	289,080
Polycom, Inc.†	1,814	49,486

		427,476

Non-Ferrous Metals — 0.4%
Titanium Metals Corp.†	5,200	103,792

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	3,600	205,380
Apache Corp.	437	42,721
Southwestern Energy Co.†	3,400	113,696

		361,797

Oil Companies-Integrated — 1.9%
BG Group PLC	10,923	191,923
ConocoPhillips	1,600	91,888
Repsol YPF SA	6,608	170,213

		454,024

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	1,249	55,543

Pharmacy Services — 0.2%
SXC Health Solutions Corp.†	1,466	53,465

Platinum — 0.6%
Impala Platinum Holdings, Ltd.	5,958	153,860

Power Converter/Supply Equipment — 1.1%
Schneider Electric SA	2,078	263,482

Printing-Commercial — 0.1%
VistaPrint NV†	740	28,601

Real Estate Investment Trusts — 0.5%
Unibail-Rodamco SE	594	131,709

Real Estate Operations & Development — 1.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,600	36,803
Hang Lung Properties, Ltd.	15,000	72,981
PDG Realty SA Empreendimentos e Participacoes	4,300	51,209
Sun Hung Kai Properties, Ltd.	6,500	112,007

		273,000

Rental Auto/Equipment — 0.2%
Localiza Rent a Car SA	2,808	47,215

Research & Development — 0.2%
Pharmaceutical Product Development, Inc.	1,688	41,846

Retail-Apparel/Shoe — 0.9%
Esprit Holdings, Ltd.	5,539	30,019
Hennes & Mauritz AB, Class B	1,605	58,125
Ross Stores, Inc.	907	49,541
Urban Outfitters, Inc.†	2,403	75,550

		213,235

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	6,800	151,572

Retail-Discount — 0.2%
Family Dollar Stores, Inc.	1,149	50,740

Retail-Jewelry — 0.3%
Compagnie Financiere Richemont SA	1,286	61,915

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	1,700	53,890

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	1,441	40,406

Semiconductor Components-Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.†	2,785	48,765
Maxim Integrated Products, Inc.	2,100	38,871

		87,636

Steel-Producers — 0.1%
Sumitomo Metal Industries, Ltd.	11,000	27,803

Telecommunication Equipment — 0.2%
Alcatel-Lucent†	17,581	59,199

Tobacco — 0.8%
Imperial Tobacco Group PLC	6,958	207,348

Transport-Services — 1.6%
C.H. Robinson Worldwide, Inc.	2,500	174,800
Expeditors International of Washington, Inc.	1,533	70,871
FedEx Corp.	600	51,300
Kuehne & Nagel International AG	721	86,580

		383,551

Web Hosting/Design — 0.3%
Equinix, Inc.†	762	77,991

Wireless Equipment — 0.4%
American Tower Corp., Class A†	896	45,929
QUALCOMM, Inc.	1,054	47,556

		93,485

X-Ray Equipment — 0.2%
Hologic, Inc.†	3,065	49,071

Total Common Stock (cost $14,351,795)		16,296,843

PREFERRED STOCK — 1.6%
Banks-Commercial — 1.2%
BanColombia SA ADR	900	59,067
Itau Unibanco Holding SA ADR*	1,500	36,270
Itau Unibanco Holding SA ADR	8,100	195,858

		291,195

Brewery — 0.4%
Companhia de Bebidas das Americas ADR	800	99,024

Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(2)(3)	1,125	0

Total Preferred Stock (cost $324,999)		390,219

ASSET BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.2%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)		$25,000	26,364
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)		25,000	25,712

Total Asset Backed Securities (cost $51,266)			52,076

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Special Purpose — 0.7%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	111,014
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	69,020

			180,034

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)		49,351	0

Total Foreign Corporate Bonds & Notes (cost $169,951)			180,034

FOREIGN GOVERNMENT AGENCIES — 22.2%
Sovereign — 22.2%
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	15,000	22,183
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	5,000	7,646
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	35,000	66,500
Government of Australia Bonds 5.75% due 05/15/21	AUD	150,000	153,729
Government of Australia Bonds 6.00% due 02/15/17	AUD	235,000	240,409
Government of Australia Bonds 6.25% due 04/15/15	AUD	100,000	102,069
Government of Canada Bonds 2.00% due 09/01/12	CAD	70,000	68,837
Government of Canada Bonds 3.75% due 06/01/19	CAD	90,000	94,739
Government of Canada Bonds 4.25% due 06/01/18	CAD	25,000	27,246
Government of Canada Bonds 4.50% due 06/01/15	CAD	200,000	216,752
Government of Canada Bonds 5.75% due 06/01/33	CAD	105,000	140,478
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	15,710
Government of France Bonds 3.50% due 04/25/20	EUR	40,000	58,356
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	17,033
Government of Japan Bonds 0.70% due 12/20/13	JPY	11,300,000	137,675
Government of Japan Bonds 1.30% due 12/20/18	JPY	2,700,000	34,032
Government of Japan Bonds 1.80% due 06/20/17	JPY	13,850,000	181,078
Government of Japan Bonds 2.10% due 12/20/27	JPY	9,050,000	117,123
Government of Japan Bonds 2.20% due 09/20/28	JPY	4,550,000	59,498
Government of Poland Bonds 5.00% due 10/24/13	PLN	370,000	127,598
Government of Poland Bonds 5.75% due 09/23/22	PLN	405,000	141,836
Government of Poland Bonds 6.25% due 10/24/15	PLN	625,000	225,141
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,225,000	1,027,525
Government of Spain Bonds 4.00% due 04/30/20	EUR	25,000	33,901
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	15,000	21,520
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	1,125,000	231,844
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	180,000	43,497
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	915,000	253,475
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	16,188

Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	985,000	181,152
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	200,000	37,529
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	1,150,000	215,685
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,055,000	197,759
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	475,000	76,821
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	775,000	127,822
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,790,000	322,688
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	925,000	160,398
Republic of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	11,718
Republic of Italy Bonds 4.50% due 03/01/19	EUR	45,000	65,151
Republic of Italy Bonds 5.00% due 09/01/40	EUR	25,000	35,451
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		100,000	106,589

Total Foreign Government Agencies (cost $4,752,556)			5,422,381

FOREIGN GOVERNMENT TREASURIES — 2.5%
Sovereign — 2.5%
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	150,000	243,786
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	10,000	16,631
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	30,000	50,466
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	62,000	111,732
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	55,000	98,327
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	99,148

Total Foreign Government Treasuries (cost $568,823)			620,090

U.S. GOVERNMENT TREASURIES — 2.4%
U.S. Treasury Bonds — 0.4%
3.88% due 08/15/40		25,000	25,844
4.25% due 05/15/39		30,000	32,981
4.50% due 05/15/38		40,000	46,006

			104,831

U.S. Treasury Notes — 2.0%
0.88% due 03/31/11		75,000	75,246
1.38% due 05/15/12		150,000	152,432
1.88% due 02/28/14		110,000	114,031
2.38% due 08/31/14		75,000	79,131
3.63% due 08/15/19		50,000	54,984
3.63% due 02/15/20		10,000	10,968

			486,792

Total U.S. Government Treasuries (cost $575,520)			591,623

Total Long-Term Investment Securities (cost $20,794,910)			23,553,266

REPURCHASE AGREEMENTS — 2.9%

Bank of America Joint Repurchase Agreement(5)		415,000	415,000
UBS Securities LLC Joint Repurchase Agreement(5)		300,000	300,000

Total Repurchase Agreements (cost $715,000)			715,000

Total Investments (cost $21,509,910)(6)		99.1%	24,268,266
Other assets less liabilities		0.9	223,889

NET ASSETS		100.0%	$24,492,155

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $142,859 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Denominated in United States dollars unless otherwise indicated.

(2)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 2.

(3)	Illiquid security. At September 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)	Commercial Mortgage Backed Security

(5)	See Note 2 for details of Joint Repurchase Agreements.

(6)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
Open Futures Contracts

				Market	Market	Unrealized
Number of				Value at	Value as of	Appreciation
Contracts	Type	Description	Expiration Month	Trade Date	September 30, 2010	(Depreciation)

5	Short	Dow Jones Euro Stoxx 50	December 2010	$190,807	$186,896	$3,911
1	Long	Euro-Bund	December 2010	177,793	179,428	1,635
1	Short	FTSE 100 Index	December 2010	87,218	87,134	84
1	Long	Long Gilt Future	December 2010	194,204	195,903	1,699
9	Short	S&P500 E-Mini Index	December 2010	506,778	511,515	(4,737)
1	Short	TOPIX Index	December 2010	99,713	98,935	778
1	Long	U.S. Treasury 5 Year Note	December 2010	120,010	120,867	857

						$4,227

Open Forward Foreign Currency Contracts

						Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Appreciation	(Depreciation)

Bank of America N.A.
	AUD	973,000	USD	888,583	12/15/2010	$—	$(43,732)
	CAD	632,000	USD	609,903	12/15/2010	—	(3,277)
	GBP	947,000	USD	1,461,382	12/15/2010	—	(25,502)
	JPY	65,988,000	USD	788,195	12/15/2010	—	(2,859)
	SEK	950,000	USD	129,890	10/21/2010	—	(10,991)
	SEK	210,000	USD	28,719	12/15/2010	—	(2,377)
	SGD	112,000	USD	83,265	12/15/2010	—	(1,898)
	USD	55,385	HKD	430,000	10/21/2010	39	—
	USD	53,779	INR	2,540,000	10/21/2010	2,572	—
	USD	145,400	SGD	200,000	10/21/2010	6,668	—
	USD	29,873	JPY	2,500,000	12/15/2010	96	—
	USD	92,328	NOK	550,000	12/15/2010	837	—

						10,212	(90,636)

Barclays Bank PLC
	CNY	945,000	USD	139,793	02/14/2011	—	(1,834)
	CNY	330,000	USD	48,961	04/07/2011	—	(564)
	EUR	35,000	USD	47,546	12/15/2010	—	(141)
	GBP	85,000	USD	132,743	12/15/2010	—	(715)
	JPY	19,400,000	USD	231,519	12/15/2010	—	(1,045)
	NOK	195,000	USD	31,981	12/15/2010	—	(1,050)
	NZD	60,000	USD	43,353	12/15/2010	—	(419)
	SEK	653,000	USD	89,810	12/15/2010	—	(6,882)
	USD	848,317	JPY	74,864,000	10/21/2010	48,602	—
	USD	187,684	TWD	6,004,000	10/21/2010	4,537	—
	USD	89,040	CHF	90,000	12/15/2010	2,613	—
	USD	88,411	GBP	57,000	12/15/2010	1,085	—
	USD	5,125	PLN	15,000	12/15/2010	7	—
	USD	12,896	ZAR	95,000	12/15/2010	580	—
	USD	141,700	CNY	945,000	02/14/2011	—	(73)
	USD	149,728	CNY	990,000	04/07/2011	—	(1,151)

						57,424	(13,874)

BNP Paribas SA
	BRL	740,000	USD	429,507	10/21/2010	—	(6,299)
	EUR	336,000	USD	426,592	12/15/2010	—	(31,207)
	SEK	248,000	USD	34,238	12/15/2010	—	(2,485)
	USD	120,919	CAD	125,000	10/21/2010	517	—
	USD	257,733	EUR	203,000	12/15/2010	18,854	—

						19,371	(39,991)

Citibank N.A.
	CAD	95,000	USD	92,333	12/15/2010	162	—
	EUR	16,000	USD	21,005	12/15/2010	—	(795)
	GBP	90,000	USD	138,794	10/21/2010	—	(2,570)
	JPY	2,500,000	USD	29,701	12/15/2010	—	(269)
	NZD	30,000	USD	21,671	12/15/2010	—	(215)
	SEK	210,000	USD	29,645	12/15/2010	—	(1,450)
	USD	145,001	RUB	4,466,000	10/21/2010	842	—
	USD	92,962	RUB	2,840,000	10/29/2010	—	(265)
	USD	22,916	AUD	25,000	12/15/2010	1,038	—
	USD	47,714	BRL	84,000	12/15/2010	1,197	—
	USD	120,098	EUR	92,000	12/15/2010	5,252	—
	USD	8,976	SEK	63,000	12/15/2010	352	—

						8,843	(5,564)

Credit Suisse London Branch
	CAD	35,000	USD	33,963	12/15/2010	5	—
	CHF	90,000	USD	88,709	12/15/2010	—	(2,944)
	DKK	3,044,000	USD	520,441	12/15/2010	—	(36,210)
	EUR	136,000	USD	175,764	12/15/2010	—	(9,535)
	GBP	195,000	USD	303,565	12/15/2010	—	(2,604)
	ILS	850,000	USD	225,125	12/15/2010	—	(7,926)
	NOK	2,178,000	USD	354,488	12/15/2010	—	(14,448)
	SEK	969,000	USD	131,925	12/15/2010	—	(11,558)
	USD	231,152	GBP	150,000	10/21/2010	4,455	—
	USD	124,638	CAD	130,000	12/15/2010	1,492	—
	USD	144,884	EUR	113,000	12/15/2010	9,078	—
	USD	793,435	GBP	512,000	12/15/2010	10,456	—

						25,486	(85,225)

Deutsche Bank AG London
	AUD	150,000	USD	135,562	12/15/2010	—	(8,165)
	CHF	357,000	USD	339,029	10/21/2010	—	(24,331)
	CNY	55,000	USD	8,125	12/15/2010	—	(104)
	CNY	660,000	USD	97,981	04/07/2011	—	(1,071)
	EUR	70,000	USD	89,249	12/15/2010	—	(6,126)
	GBP	85,000	USD	134,727	12/15/2010	1,268	—
	JPY	7,700,000	USD	91,561	12/15/2010	—	(745)
	NOK	5,453,000	USD	885,784	12/15/2010	—	(37,909)
	SEK	320,000	USD	46,538	12/15/2010	—	(845)
	USD	291,191	AUD	315,000	12/15/2010	10,637	—
	USD	92,128	CAD	95,000	12/15/2010	43	—
	USD	45,459	CZK	860,000	12/15/2010	2,149	—
	USD	9,157	DKK	50,000	12/15/2010	—	(14)
	USD	230,025	GBP	147,000	12/15/2010	779	—
	USD	88,897	JPY	7,500,000	12/15/2010	1,011	—
	USD	309,470	MYR	966,000	12/15/2010	1,965	—
	USD	835,805	NOK	5,091,000	12/15/2010	26,568	—
	USD	7,415	SEK	50,000	12/15/2010	—	(11)
	USD	198,467	CNY	1,275,000	05/14/2013	—	(1,911)

						44,420	(81,232)

Goldman Sachs International
	USD	366,909	EUR	285,000	10/21/2010	21,569	—
	USD	4,799	AUD	5,000	12/15/2010	—	(8)
	USD	90,961	JPY	7,600,000	12/15/2010	146	—

						21,715	(8)

HSBC Bank USA, N.A.
	JPY	2,500,000	USD	29,819	12/15/2010	—	(151)

JPMorgan Chase Bank
	CNY	400,000	USD	59,154	10/21/2010	—	(628)
	CNY	1,000,000	USD	149,120	04/07/2011	—	(958)
	CNY	1,015,000	USD	165,704	07/20/2012	11,180	—
	EUR	70,000	USD	89,451	12/15/2010	—	(5,924)
	JPY	7,500,000	USD	88,033	12/15/2010	—	(1,876)
	SEK	4,956,000	USD	681,577	12/15/2010	—	(52,274)
	SGD	1,322,000	USD	985,060	12/15/2010	—	(20,165)
	USD	137,890	HKD	1,070,000	10/21/2010	26	—
	USD	118,968	JPY	10,300,000	10/21/2010	4,433	—
	USD	260,222	KRW	313,620,000	10/21/2010	14,638	—
	USD	92,273	RUB	2,830,000	10/29/2010	98	—
	USD	35,510	AUD	39,000	12/15/2010	1,859	—
	USD	78,039	EUR	60,000	12/15/2010	3,712	—
	USD	132,798	GBP	86,000	12/15/2010	2,230	—
	USD	29,790	JPY	2,500,000	12/15/2010	180	—
	USD	92,540	KRW	105,940,000	12/15/2010	88	—
	USD	136,723	NOK	830,000	12/15/2010	3,872	—
	USD	532,426	SEK	3,875,000	12/15/2010	41,358	—
	USD	150,682	CNY	1,000,000	04/07/2011	—	(604)
	USD	91,935	HKD	705,000	06/12/2012	—	(835)
	USD	190,893	CNY	1,245,000	07/20/2012	—	(1,353)
	USD	54,783	CNY	335,000	01/08/2013	—	(3,447)

						83,674	(88,064)

Morgan Stanley and Co., Inc.
	CAD	95,000	USD	91,941	12/15/2010	—	(230)
	EUR	70,000	USD	88,998	12/15/2010	—	(6,377)
	NOK	2,366,000	USD	382,354	12/15/2010	—	(18,427)
	NZD	60,000	USD	43,960	10/29/2010	25	—
	USD	31,436	GBP	20,000	12/15/2010	—	(34)
	USD	92,026	KRW	105,710,000	12/15/2010	401	—
	USD	432,707	NOK	2,688,000	12/15/2010	22,617	—

						23,043	(25,068)

Royal Bank of Canada
	CZK	860,000	USD	47,488	12/15/2010	—	(120)
	NOK	275,000	USD	44,234	12/15/2010	—	(2,349)

						—	(2,469)

Royal Bank of Scotland PLC
	GBP	135,000	USD	204,746	10/21/2010	—	(7,299)
	USD	403,394	CAD	417,000	10/21/2010	1,718	—

						1,718	(7,299)

Standard Chartered Bank
	USD	94,815	GBP	60,000	12/15/2010	—	(609)

UBS AG
	CAD	34,000	USD	33,072	12/15/2010	85	—
	GBP	11,000	USD	16,868	12/15/2010	—	(403)
	PLN	1,510,000	USD	482,459	12/15/2010	—	(34,180)
	SEK	650,000	USD	89,055	12/15/2010	—	(7,193)
	USD	9,214	GBP	6,000	12/15/2010	207	—
	USD	120,499	SEK	870,000	12/15/2010	8,324	—

						8,616	(41,776)

Westpac Banking Corp.
	EUR	70,000	USD	89,961	12/15/2010	—	(5,414)
	HKD	2,283,000	USD	294,051	12/15/2010	—	(319)
	JPY	7,700,000	USD	92,250	12/15/2010	—	(57)
	NZD	35,000	USD	25,544	12/15/2010	11	—
	USD	537,969	AUD	618,000	10/21/2010	58,205	—
	USD	135,428	AUD	146,000	12/15/2010	4,467	—

						62,683	(5,790)

Unrealized Appreciation (Depreciation)						$367,205	$(487,756)

AUD — Australian Dollar BRL — Brazilian Real CAD — Canadian Dollar CHF — Swiss Franc CNY — Yuan (Chinese) Renminbi CZK — Czech Republic Koruna DKK — Danish Krone EUR — Euro	GBP — British Pound Sterling HKD — Hong Kong Dollar ILS — Israeli Shekel INR — Indian Rupee JPY — Japanese Yen KRW — South Korean Won MYR — Malaysian Ringgit NOK — Norwegian Krone	NZD — New Zealand Dollar PLN — Polish Zloty RUB — Russian Ruble SEK — Swedish Krona SGD — Singapore Dollar TWD — Taiwan Dollar USD — United States Dollar ZAR — South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$16,296,843	$—	$—	$16,296,843
Preferred Stock	390,219	—	0	390,219
Asset Backed Securities	—	52,076	—	52,076
Foreign Corporate Bonds & Notes	—	180,034	0	180,034
Foreign Government Agencies	—	5,422,381	—	5,422,381
Foreign Government Treasuries	—	620,090	—	620,090
U.S. Government Treasuries	—	591,623	—	591,623
Repurchase Agreements	—	715,000	—	715,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	8,964	—	—	8,964
Open Forward Foreign Currency Contracts Appreciation	—	367,205	—	367,205

Total	$16,696,026	$7,948,409	$0	$24,644,435

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$(4,737)	$—	$—	$(4,737)
Open Forward Foreign Currency Contracts — Depreciation	—	(487,756)	—	(487,756)

Total	$(4,737)	$(487,756)	$—	(492,493)

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Preferred Stock	Foreign Corporate Bonds & Notes
Balance as of 12/31/2009	$0	$0
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 09/30/2010	$0	$0

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2010 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
      Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
The various inputs that may be used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by Board of Trustees, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Portfolios’ net assets as of September 30, 2010 are reported on a schedule following the Portfolio of Investments.
Note 2. Repurchase Agreements: As of September 30, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.68%	$1,195,000
Government and Quality Bond	51.94	90,895,000
Growth and Income	0.04	65,000
Growth	2.24	3,920,000
Capital Appreciation	18.67	32,680,000
Natural Resources	1.54	2,690,000
Multi-Asset	0.28	495,000
Strategic Multi-Asset	0.24	415,000
As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
Bank of America, dated September 30, 2010, bearing interest at a rate of 0.20% per annum, with a principal amount of $175,000,000, a repurchase price of $175,000,972, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S.Treasury Notes	1.87%	06/15/2012	$173,093,000	$179,234,609
In addition, as of September 30, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.68%	$855,000
Government and Quality Bond	51.87	65,020,000
Growth and Income	0.04	55,000
Growth	2.24	2,810,000
Capital Appreciation	18.65	23,375,000
Natural Resources	1.54	1,930,000
Multi-Asset	0.29	360,000
Strategic Multi-Asset	0.24	300,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
UBS Securitites LLC, dated September 30, 2010, bearing interest at a rate of 0.22% per annum, with a principal amount of $125,350,000, a repurchase price of $125,350,766, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	3.50%	02/15/2039	$131,794,800	$127,944,415

Note 3. Derivative Instruments:
The following tables present the value of derivatives held as of September 30, 2010, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of September 30, 2010, please refer to the Portfolio of Investments.

Capital Appreciation Portfolio
	Asset	Liability
	Derivatives	Derivatives
Derivatives Contracts (1)	Value	Value
Foreign exchange contracts (2)	$291,210	$829,280

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $6,394,228.

	Multi-Asset Portfolio
	Asset	Liability
	Derivatives	Derivatives
Derivatives Contracts (1)	Value	Value
Equity contracts
Futures contracts (variation margin) (2)(4)	$94	$—
Interest rate contracts
Futures contracts (variation margin) (3)(4)	2,730	—

Total	$2,824	$—

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $539.

(3)	The average notional amount outstanding for interest rate futures contracts was $2,222.

(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,794) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset	Liability
	Derivatives	Derivatives
Derivatives Contracts (1)	Value	Value
Equity contracts
Futures contracts (variation margin) (2)(5)	$5,184	$—
Interest rate contracts
Futures contracts (variation margin) (3)(5)	(1,089)	—
Foreign exchange contracts (4)	367,205	487,756

Total	$371,300	$487,851

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $6,922.

(3)	The average notional amount outstanding for interest rate futures contracts was $2,556.

(4)	The average notional amount outstanding for forward foreign currency contracts was $34,489,369.

(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,227 as reported in the Portfolio of Investments.
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended September 30, 2010, the Capital Appreciation and Strategic Multi-Asset Portfolios used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of September 30, 2010, the following Portfolios have open forward contracts: Capital Appreciation Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. During the period ended September 30, 2010, the Government and Quality Bond Portfolio used futures contracts to hedge against changes in interest rates and enhance total return. The Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. As of September 30, 2010, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges, which minimize counter-party credit risks.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.
Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended September 30, 2010, the Capital Appreciation Portfolio used option contracts to seek protection against a decline in value of the Portfolio’s securities. As of September 30, 2010, none of the Portfolios had open options contracts.
An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.
Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Note 4. Federal Income Taxes: As of September 30, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Money Market	$—	$—	$—	$8,299,931
Government and Quality Bond	53,795,650	(901,584)	52,894,066	1,208,352,043
Asset Allocation	25,831,809	(5,371,125)	20,460,684	218,914,363
Growth and Income	540,036	(161,648)	378,388	8,579,688
Growth	21,310,113	(7,802,693)	13,507,420	395,384,752
Capital Appreciation	162,225,684	(18,262,062)	143,963,622	908,688,280
Natural Resources	40,688,293	(10,814,809)	29,873,484	259,701,093
Multi-Asset	1,384,215	(274,131)	1,110,084	24,905,080
Strategic Multi-Asset	2,750,065	(202,186)	2,547,879	21,720,387

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 24, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 24, 2010